UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Connecticut Municipal Bond Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 97.5%

	MUNICIPAL BONDS – 97.5%

	Consumer Staples – 0.6%

$1,770	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	8/15 at 100.00	BBB+	$1,787,364

	Education and Civic Organizations – 22.2%

210	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/20	4/17 at 100.00	B+	207,898

2,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College, Series 2007G, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	AA–	2,040,700

1,185	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41	7/21 at 100.00	A2	1,287,100

4,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007K-2, 5.000%, 7/01/31 – NPFG Insured	7/18 at 100.00	AA–	4,370,920

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2012C:
1,000	5.000%, 7/01/31	7/22 at 100.00	A+	1,114,670
500	5.000%, 7/01/32	7/22 at 100.00	A+	555,660

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate School, Series 2007A:
960	5.000%, 7/01/27 – RAAI Insured	7/17 at 100.00	AA	1,002,240
400	5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	AA	414,920

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O:
3,205	5.000%, 7/01/35	7/20 at 100.00	A–	3,553,704
1,000	5.000%, 7/01/40	7/20 at 100.00	A–	1,096,380

1,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy, Series 2013B, 4.000%, 7/01/34	7/23 at 100.00	A1	1,081,447

4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2006H, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	A–	4,149,520

4,450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007-I, 5.000%, 7/01/25 – NPFG Insured	7/17 at 100.00	AA–	4,785,085

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
1,000	5.125%, 7/01/26	7/21 at 100.00	BBB+	1,084,680
2,500	5.625%, 7/01/41	7/21 at 100.00	BBB+	2,716,125

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H:
1,255	5.000%, 7/01/26 – AGM Insured	7/22 at 100.00	AA	1,393,878
1,750	5.000%, 7/01/27 – AGM Insured	7/22 at 100.00	AA	1,930,250

2,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2007J, 4.500%, 7/01/37 – NPFG Insured	7/17 at 100.00	AA–	2,102,962

1,400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2010M, 4.250%, 7/01/28	7/20 at 100.00	A+	1,483,356

Nuveen Investments	1

Nuveen Connecticut Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of Hartford, Series 2006G:
$2,800	5.250%, 7/01/26 – RAAI Insured	7/16 at 100.00	AA	$2,933,616
1,250	5.250%, 7/01/36 – RAAI Insured	7/16 at 100.00	AA	1,299,600

3,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University, Series 2010G, 5.000%, 7/01/39	7/20 at 100.00	AA	3,967,530

950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Westminster School, Series 2014H, 3.250%, 7/01/32	7/24 at 100.00	A	922,013

10,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-1, 5.000%, 7/01/42	7/16 at 100.00	AAA	10,454,613

3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-3, 5.050%, 7/01/42	7/17 at 100.00	AAA	3,227,220

1,195	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan Program, Series 2010A, 4.000%, 11/15/30	11/20 at 100.00	Aa3	1,208,647

630	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	717,079

2,000	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2012A, 5.000%, 11/15/28	No Opt. Call	Aa2	2,315,900
59,250	Total Education and Civic Organizations			63,417,713

	Health Care – 17.8%

2,900	Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford HealthCare, Series 2015F, 5.000%, 7/01/45	7/25 at 100.00	A	3,157,549

2,920	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	AA+	3,215,942

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B:
655	5.500%, 7/01/21 – RAAI Insured	8/15 at 100.00	AA	656,638
4,025	5.500%, 7/01/32 – RAAI Insured	8/15 at 100.00	AA	4,030,474

2,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005, 5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	AA	2,243,338

6,975	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	7,546,043

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special Care, Series 2007C:
500	5.250%, 7/01/22 – RAAI Insured	7/17 at 100.00	AA	534,085
1,055	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	AA	1,118,764

1,555	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36	7/21 at 100.00	A	1,684,967

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N:
495	5.000%, 7/01/25	7/21 at 100.00	A2	549,133
500	5.000%, 7/01/27	7/21 at 100.00	A2	548,410

1,645	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2015O, 5.000%, 7/01/36	7/25 at 100.00	A2	1,805,470

4,020	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 10.00	A	4,424,613

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/42	7/22 at 100.00	A	$4,253,520

4,160	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41	7/21 at 100.00	A	4,602,291

2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29	7/21 at 100.00	A	2,192,460

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014E:
2,400	5.000%, 7/01/32	7/24 at 100.00	Aa3	2,700,000
2,520	5.000%, 7/01/33	7/24 at 100.00	Aa3	2,822,450
830	5.000%, 7/01/34	7/24 at 100.00	Aa3	927,558

1,670	Orange County Health Facilities Authority, Florida, Orlando Regional Healthcare System Revenue Bonds, Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,852,765
47,065	Total Health Care			50,866,470

	Housing/Single Family – 1.4%

435	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1, 4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	436,618

3,410	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D, 4.650%, 11/15/27	5/16 at 100.00	AAA	3,462,889
3,845	Total Housing/Single Family			3,899,507

	Long-Term Care – 1.4%

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc., Series 2014A, 5.000%, 8/01/44	8/24 at 100.00	BBB–	985,580

2,825	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding Series 2010-16, 5.000%, 6/15/30	6/20 at 100.00	AA	3,030,152
3,825	Total Long-Term Care			4,015,732

	Tax Obligation/General – 12.6%

	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
600	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	AA	679,518
1,000	5.000%, 7/01/33 – AGM Insured	7/24 at 100.00	AA	1,131,690
1,065	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,203,461

	Connecticut State, General Obligation Bonds, Refunding Series 2012E:
1,000	5.000%, 9/15/30	9/22 at 100.00	AA	1,147,040
2,000	5.000%, 9/15/32	9/22 at 100.00	AA	2,274,260

2,000	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	2,128,180

	Connecticut State, General Obligation Bonds, Series 2008C:
1,000	5.000%, 11/01/26	11/18 at 100.00	AA	1,117,340
1,015	5.000%, 11/01/27	11/18 at 100.00	AA	1,131,228
1,015	5.000%, 11/01/28	11/18 at 100.00	AA	1,131,228

1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	AA	1,129,790

2,400	Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/31	3/24 at 100.00	AA	2,717,688

3,000	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/34	11/24 at 100.00	AA	3,380,340

Nuveen Investments	3

Nuveen Connecticut Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	New Haven, Connecticut, General Obligation Bonds,Series 2014A:
$810	5.000%, 8/01/30 – AGM Insured	8/24 at 100.00	AA	$914,757
700	5.000%, 8/01/31 – AGM Insured	8/24 at 100.00	AA	788,172
850	5.000%, 8/01/32 – AGM Insured	8/24 at 100.00	AA	954,218
850	5.000%, 8/01/34 – AGM Insured	8/24 at 100.00	AA	950,674

485	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	590,095

1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/16 – AGM Insured	No Opt. Call	AA	1,017,770

600	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/34	12/22 at 100.00	AA	674,868

3,000	Waterbury, Connecticut, General Obligation Bonds, Series 2012A, 5.000%, 8/01/30	8/22 at 100.00	AA–	3,357,780

2,000	West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%, 8/01/24 – AGM Insured	8/22 at 100.00	AA	2,259,880

	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
1,280	7.000%, 12/01/24 – AGM Insured	12/20 at 100.00	AA	1,546,893
1,415	7.000%, 12/01/25 – AGM Insured	12/20 at 100.00	AA	1,710,041
1,725	7.000%, 12/01/27 – AGM Insured	12/20 at 100.00	AA	2,071,225
31,810	Total Tax Obligation/General			36,008,136

	Tax Obligation/Limited – 14.8%

5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure Bonds, Series 2007A, 5.000%, 8/01/26 – AMBAC Insured	8/17 at 100.00	AA	5,422,100

5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2008A, 5.000%, 11/01/28	11/18 at 100.00	AA	5,563,700

2,500	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	AA	2,838,725

	Connecticut, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2014A:
915	5.000%, 9/01/33	9/24 at 100.00	AA	1,049,148
1,625	5.000%, 9/01/34	9/24 at 100.00	AA	1,859,033

	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,400	5.250%, 1/01/36	1/22 at 100.00	A	2,649,624
600	5.125%, 1/01/42	1/22 at 100.00	A	651,396

2,200	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	2,449,260

	University of Connecticut, General Obligation Bonds, Series 2009A:
1,000	5.000%, 2/15/27	2/19 at 100.00	AA	1,119,470
1,000	5.000%, 2/15/28	2/19 at 100.00	AA	1,119,470

	University of Connecticut, General Obligation Bonds, Series 2013A:
2,290	5.000%, 8/15/20	No Opt. Call	AA	2,670,483
2,500	5.000%, 8/15/32	8/23 at 100.00	AA	2,841,900

740	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	AA	847,796

1,590	University of Connecticut, General Obligation Bonds, Series 2015A, 5.000%, 2/15/34	No Opt. Call	AA	1,804,459

4,025	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	No Opt. Call	BBB+	4,358,391

1,370	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB	1,485,888

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$3,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	Baa3	$3,391,590
37,755	Total Tax Obligation/Limited			42,122,433

	U.S. Guaranteed – 5.8% (4)

1,260	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue Bonds, Series 2008G, 6.000%, 7/01/28 – AGC Insured (Pre-refunded 7/01/18)	7/18 at 100.00	AA (4)	1,448,017

590	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General Healthcare System – Parkside Lodges Projects, Series 1989, 7.375%, 7/01/19 (ETM)	8/15 at 100.00	Aaa	664,417

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School, Series 2007A:
395	5.000%, 7/01/30 – AMBAC Insured (Pre-refunded 7/01/17)	7/17 at 100.00	N/R (4)	430,028
965	5.000%, 7/01/37 – AMBAC Insured (Pre-refunded 7/01/17)	7/17 at 100.00	N/R (4)	1,050,576

	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus Hospital, Series 2005F:
2,000	5.000%, 7/01/28 – AGM Insured (Pre-refunded 7/01/18)	7/18 at 100.00	AA (4)	2,241,740
60	5.125%, 7/01/35 – AGM Insured (Pre-refunded 7/01/18)	7/18 at 100.00	AA (4)	67,480

5,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured (Pre-refunded 7/01/16)	7/16 at 100.00	Aa3 (4)	5,257,043

1,305	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2010M, 5.500%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Aa3 (4)	1,565,856

1,395	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured (ETM)	No Opt. Call	A3 (4)	1,630,295

1,720	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011A, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (4)	2,200,981
14,700	Total U.S. Guaranteed			16,556,433

	Utilities – 9.7%

5,625	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/17 at 100.00	N/R	5,782,050

	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Series 2013A:
500	5.000%, 1/01/20	No Opt. Call	Aa3	574,205
415	5.000%, 1/01/38	1/23 at 100.00	Aa3	459,953

	Connecticut Municipal Electric Energy Cooperative, Transmission Services Revenue Bonds, Series 2012A:
955	5.000%, 1/01/24	1/22 at 100.00	Aa3	1,103,579
880	5.000%, 1/01/25	1/22 at 100.00	Aa3	1,007,688

3,400	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of Southeastern Connecticut LP, Series 1992A, 6.450%, 11/15/22 (Alternative Minimum Tax)	11/15 at 100.00	Ba1	3,406,630

3,170	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/22 at 100.00	Aa3	3,494,576

6,685	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	7/15 at 100.00	A–	6,749,510

5,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002, 5.000%, 7/01/20 – NPFG Insured	No Opt. Call	AA–	5,083,950
26,630	Total Utilities			27,662,141

Nuveen Investments	5

Nuveen Connecticut Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 11.2%

$5,000	Connecticut, State Revolving Fund General Revenue Bonds, Series 2013A, 5.000%, 3/01/25	3/23 at 100.00	AAA	$5,968,250

	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Refunding Series 2014B:
500	5.000%, 8/15/30	8/24 at 100.00	A+	573,005
1,000	5.000%, 8/15/32	8/24 at 100.00	A+	1,137,440

60	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	AA–	61,162

2,350	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	A–	2,577,409

6,085	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Green Bond Series 2014A, 5.000%, 11/01/42	11/24 at 100.00	AA	6,874,650

2,500	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A, 5.000%, 4/01/39	4/22 at 100.00	AA	2,775,950

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	1,171,430

	South Central Connecticut Regional Water Authority Water System Revenue Bonds, Thirtieth Series 2014A:
1,010	5.000%, 8/01/39	8/24 at 100.00	Aa3	1,138,927
705	5.000%, 8/01/44	8/24 at 100.00	Aa3	790,848

500	South Central Connecticut Regional Water Authority, Water System Revenue Bonds Twenty-Eighth Series 2013A, 5.000%, 8/01/38	8/22 at 100.00	Aa3	554,205

5,130	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41	8/21 at 100.00	Aa3	5,679,269

2,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Seventh Series 2012, 5.000%, 8/01/30 – FGIC Insured	8/22 at 100.00	Aa3	2,250,820

500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2013A, 5.250%, 8/15/43	8/23 at 100.00	AA+	555,165
28,340	Total Water and Sewer			32,108,530
$254,990	Total Long-Term Investments (cost $263,502,153)			278,444,459
	Other Assets Less Liabilities – 2.5%			7,099,589
	Net Assets – 100%			$285,544,048

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

6	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$278,444,459	$—	$278,444,459

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments was $262,848,219.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$16,169,388
Depreciation	(573,148)
Net unrealized appreciation (depreciation) of investments	$15,596,240

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(ETM)	Escrowed to maturity.

Nuveen Investments	7

Nuveen Massachusetts Municipal Bond Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.3%

	MUNICIPAL BONDS – 98.3%

	Consumer Discretionary – 0.4%

$1,425	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax) (4)	8/15 at 100.00	Caa3	$1,013,788

	Consumer Staples – 0.3%

640	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	8/15 at 100.00	BBB+	646,278

	Education and Civic Organizations – 29.6%

1,270	Massachusetts Development Finance Agency, Revenue Bonds, Bentley University, Series 2010, 5.000%, 7/01/28	7/20 at 100.00	A3	1,419,212

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston College Issue, Series 2013S, 5.000%, 7/01/32	7/23 at 100.00	AA–	3,411,870

1,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2010R-1, 5.000%, 7/01/40	7/20 at 100.00	AA–	1,681,470

975	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2005T-1, 5.000%, 10/01/39 – AMBAC Insured	10/15 at 100.00	A1	988,046

1,015	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2008U-4, 5.600%, 10/01/35	10/19 at 100.00	A1	1,177,359

750	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1, 5.000%, 10/01/29	10/19 at 100.00	A1	849,555

5,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2013X, 5.000%, 10/01/48	10/23 at 100.00	A1	5,530,300

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University, Series 2008N, 5.000%, 10/01/39	10/18 at 100.00	A1	3,298,650

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	BBB+	1,050,490

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015, 5.000%, 1/01/35	1/25 at 100.00	BBB+	3,197,490

3,000	Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2010B-1, 5.000%, 10/15/40	10/20 at 100.00	AAA	3,405,990

	Massachusetts Development Finance Agency, Revenue Bonds, MCPHS University Issue, Series 2015H:
550	3.500%, 7/01/35	7/25 at 100.00	AA–	536,107
235	5.000%, 7/01/37	7/25 at 100.00	AA–	266,450

	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2014A:
1,125	5.000%, 3/01/39	3/24 at 100.00	A2	1,253,048
1,850	5.000%, 3/01/44	3/24 at 100.00	A2	2,047,321

1,550	Massachusetts Development Finance Agency, Revenue Bonds, Phillips Academy , Series 2014A, 5.000%, 9/01/43	9/23 at 100.00	AAA	1,748,539

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J, 5.250%, 10/01/39	No Opt. Call	BBB+	1,089,320

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	$1,091,900

3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37	4/21 at 100.00	AA–	3,944,955

1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/39	10/19 at 100.00	BBB	1,161,900

875	Massachusetts Development Finance Agency, Revenue Bonds, Tufts University, Series 2015Q, 5.000%, 8/15/38	8/25 at 100.00	Aa2	998,944

	Massachusetts Development Finance Agency, Revenue Bonds, Williston Northampton School, Series 2005B:
100	5.000%, 10/01/25 – SYNCORA GTY Insured	10/15 at 100.00	Baa2	100,608
3,090	5.000%, 10/01/37 – SYNCORA GTY Insured	10/15 at 100.00	Baa2	3,100,321

895	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2007, 5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	AA–	960,881

2,400	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A+	2,623,968

2,100	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	A	2,593,794

	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series 2013:
2,500	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	AA	2,781,100
2,365	5.250%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	AA	2,590,266

1,305	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	1/18 at 100.00	AA	1,376,527

1,375	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2009I, 6.000%, 1/01/28	1/20 at 100.00	AA	1,455,795

1,300	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2011J, 5.625%, 7/01/33 (Alternative Minimum Tax)	7/21 at 100.00	AA	1,412,385

1,000	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/27 (Alternative Minimum Tax)	1/25 at 100.00	AA	1,099,870

800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2010-20W, 13.536%, 12/15/34 (IF) (5)	12/19 at 100.00	AAA	1,147,624

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lesley University, Series 2009A, 5.000%, 7/01/29 – AGC Insured	7/19 at 100.00	AA	1,113,470

90	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2007L, 5.000%, 7/01/31	7/16 at 100.00	AA+	93,994

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,683,690

2,500	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2015-1, 5.000%, 11/01/40	11/25 at 100.00	Aa2	2,853,225

7,500	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series 2013-1, 5.000%, 11/01/39	11/22 at 100.00	Aa2	8,380,200
68,015	Total Education and Civic Organizations			75,516,634

Nuveen Investments	9

Nuveen Massachusetts Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care – 18.9%

$3,200	Massachusetts Development Finance Agency Revenue Bonds, Baystate Medical Center Issue, Series 2014N, 5.000%, 7/01/44	7/24 at 100.00	A+	$3,496,544

5,000	Massachusetts Development Finance Agency Revenue Bonds, Children’s Hospital Issue, Series 2014P, 5.000%, 10/01/46	10/24 at 100.00	AA	5,537,450

4,000	Massachusetts Development Finance Agency Revenue Bonds, Partners HealthCare System Issue, Series 2015-O1, 5.000%, 7/01/45	7/25 at 100.00	AA	4,466,520

2,340	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	A	2,573,743

	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems, Series 2012G:
3,005	5.000%, 10/01/28	10/21 at 100.00	A–	3,301,684
500	5.000%, 10/01/30	10/21 at 100.00	A–	546,595

1,320	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43	7/23 at 100.00	BBB–	1,449,571

1,413	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012A, 6.000%, 2/15/43 (6), (7)	8/15 at 100.00	D	78,234

907	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012B, 0.000%, 2/15/43 (6), (7)	8/15 at 102.19	D	50,239

1,603	Massachusetts Development Finance Agency, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012C, 0.000%, 2/15/43 (6), (7)	8/15 at 100.00	D	88,735

1,000	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37	7/23 at 100.00	A–	1,093,420

3,800	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital, Series 2013G, 5.000%, 7/01/44	7/23 at 100.00	BBB+	3,976,016

1,500	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.500%, 1/15/38 (6)	1/18 at 100.00	N/R	3,825

2,065	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center, Series 2009I, 5.750%, 7/01/36	7/19 at 100.00	A+	2,334,565

2,685	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston Medical Center, Series 2008B, 5.250%, 7/01/38	7/18 at 100.00	BBB	2,816,135

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2004D, 5.125%, 11/15/35 – AGC Insured	11/19 at 100.00	AA	1,108,810

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Auction Rate Series 2004D, 5.250%, 7/01/24 – NPFG Insured	7/18 at 100.00	AA–	1,104,170

350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B1 Capital Asset Program Converted June 13,2008, 5.375%, 2/01/28 – NPFG Insured	8/18 at 100.00	AA–	386,883

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009:
500	5.000%, 2/01/25 – NPFG Insured	8/18 at 100.00	AA–	549,275
100	5.375%, 2/01/27 – NPFG Insured	8/18 at 100.00	AA–	111,006

1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard Pilgrim Healthcare, Series 1998A, 4.750%, 7/01/22 – AGM Insured	7/15 at 100.00	AA	1,502,910

3,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Clinic Medical Center, Series 2005C, 5.000%, 8/15/21 – FGIC Insured	8/15 at 100.00	AA–	3,433,252

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lahey Medical Center, Series 2007D, 5.250%, 8/15/28	8/17 at 100.00	A+	$2,131,320

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E:
2,040	5.000%, 7/15/32	7/17 at 100.00	BBB–	2,073,415
1,000	5.000%, 7/15/37	7/17 at 100.00	BBB–	1,012,920

1,400	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB+	1,401,344

1,565	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	BBB+	1,569,539
50,193	Total Health Care			48,198,120

	Housing/Multifamily – 1.9%

1,535	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%, 4/01/20 – AGM Insured	4/18 at 100.00	AA	1,692,921

3,090	Massachusetts Development Finance Authority, Multifamily Housing Revenue Bonds, Emerson Manor Project, Series 2007, 4.800%, 7/20/48	7/17 at 100.00	BB–	3,143,797
4,625	Total Housing/Multifamily			4,836,718

	Long-Term Care – 2.9%

240	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2010, 5.625%, 12/01/30	12/19 at 100.00	A–	269,484

	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
240	5.250%, 1/01/26	1/23 at 100.00	BBB–	263,661
790	5.750%, 1/01/28	1/23 at 100.00	BBB–	867,491

1,000	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue, Series 2013A, 6.250%, 11/15/28	11/23 at 100.00	N/R	1,096,190

4,220	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	10/15 at 101.00	N/R	4,265,112

35	Massachusetts Development Finance Authority, First Mortgage Revenue Bonds, Berkshire Retirement Community – Edgecombe Project, Series 2001A, 6.750%, 7/01/21	7/15 at 100.00	BBB	35,155

655	Massachusetts Industrial Finance Agency, First Mortgage Revenue Bonds, Berkshire Retirement Community, Series 1994B, 4.750%, 7/01/17	7/15 at 100.00	BBB	655,904
7,180	Total Long-Term Care			7,452,997

	Tax Obligation/General – 4.7%

1,045	Boston, Massachusetts, General Obligation Bonds, Series 2013A, 4.000%, 3/01/25	3/23 at 100.00	AAA	1,172,511

1,750	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011, 5.000%, 2/15/32	2/20 at 100.00	AA	1,972,705

1,005	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	AA+	1,211,859

1,220	Massachusetts State, General Obligation Bonds, Consaldated Loan, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA+	1,464,964

360	Newburyport, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2013, 4.000%, 1/15/30	1/23 at 100.00	AAA	379,595

Nuveen Investments	11

Nuveen Massachusetts Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,000	North Reading, Massachusetts, General Obligation Bonds, Series 2012, 5.000%, 5/15/35 – AMBAC Insured	5/22 at 100.00	Aa2	$1,112,180

1,490	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/17 – AGM Insured	No Opt. Call	AA	1,535,057

2,000	Quincy, Massachusetts, General Obligation Bonds, Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	2,277,280

690	Westfield, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 8/01/19 – AMBAC Insured	8/15 at 100.00	AA	695,617

120	Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 – FGIC Insured	8/15 at 100.00	AA–	120,527
10,680	Total Tax Obligation/General			11,942,295

	Tax Obligation/Limited – 14.8%

1,505	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	1,633,918

805	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	874,987

1,010	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Series 2014, 5.000%, 5/01/33 – BAM Insured	11/24 at 100.00	AA	1,146,300

2,545	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	2,828,309

	Massachusetts College Building Authority, Project Revenue Bonds, Green Series 2014B:
540	5.000%, 5/01/39	5/24 at 100.00	AA	609,547
1,890	5.000%, 5/01/44	5/24 at 100.00	AA	2,120,996

2,500	Massachusetts College Building Authority, Project Revenue Bonds, Series 2008A, 5.000%, 5/01/33 – AGC Insured	5/18 at 100.00	AA	2,737,725

	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B:
2,025	5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	Aa2	2,466,713
1,125	5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	Aa2	1,393,245

1,310	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2011A, 5.000%, 5/01/24	No Opt. Call	AA	1,593,432

1,145	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37	5/22 at 100.00	AA	1,275,793

3,125	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/38	5/23 at 100.00	AA+	3,512,844

	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A:
1,400	5.000%, 8/15/22 – AMBAC Insured	8/17 at 100.00	AA+	1,531,348
1,000	5.000%, 8/15/37 – AMBAC Insured	8/17 at 100.00	AA+	1,076,850

2,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/41	10/21 at 100.00	AA+	2,232,160

1,130	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA–	1,297,161

800	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Series 2012A, 4.000%, 6/01/35	6/21 at 100.00	AAA	829,840

1,650	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 – NPFG Insured	8/15 at 100.00	AA–	1,651,600

3,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	No Opt. Call	BBB+	3,789,905

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$25	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB	$27,115

1,650	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	BBB	1,786,669

1,130	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	Baa3	1,277,499
33,810	Total Tax Obligation/Limited			37,693,956

	Transportation – 7.1%

1,840	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/32	1/20 at 100.00	A+	2,047,515

2,000	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	2,291,540

2,750	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/32	No Opt. Call	AA	3,140,280

1,780	Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	AA	2,029,396

2,600	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA–	2,742,090

500	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A	545,625

4,055	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/15 at 100.00	N/R	4,064,732

840	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	922,832

395	Virgin Islands Port Authority, Marine Revenue Bonds, Refunding Series 2014B, 5.000%, 9/01/44	9/24 at 100.00	BBB+	424,017
16,760	Total Transportation			18,208,027

	U.S. Guaranteed – 8.9% (8)

685	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 (ETM)	No Opt. Call	N/R (8)	738,279

75	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C, 5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	83,895

1,375	Massachusetts College Building Authority, Project Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – AMBAC Insured (Pre-refunded 5/01/16)	5/16 at 100.00	Aa2 (8)	1,434,235

6,000	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008, 5.875%, 9/01/30 (Pre-refunded 9/01/18)	9/18 at 100.00	Aa3 (8)	6,909,000

500	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Dominion Energy Brayton Point Project, Refunding Series 2009, 5.750%, 12/01/42 (Pre-refunded 5/01/19)	5/19 at 100.00	BBB+ (8)	586,175

1,500	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy and Allied Health Sciences, Series 2005D, 5.000%, 7/01/27 – AGC Insured Insured (Pre-refunded 7/01/15)	7/15 at 100.00	AA (8)	1,506,194

315	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston Medical Center, Series 2008B, 5.250%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	N/R (8)	354,334

295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 – NPFG Insured (Pre-refunded 7/01/21)	7/21 at 100.00	AA– (8)	339,746

Nuveen Investments	13

Nuveen Massachusetts Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (8) (continued)

$3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University, Series 2008O, 5.375%, 8/15/38 (Pre-refunded 8/15/18)	8/18 at 100.00	Aa2 (8)	$3,402,270

620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Williams College, Series 2007L, 5.000%, 7/01/31 (Pre-refunded 7/01/16)	7/16 at 100.00	N/R (8)	651,198

	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
2,500	5.000%, 8/15/18 – AGM Insured (Pre-refunded 8/15/15)	8/15 at 100.00	AA+ (8)	2,525,275
2,200	5.000%, 8/15/20 – AGM Insured (Pre-refunded 8/15/15)	8/15 at 100.00	AA+ (8)	2,222,242

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A:
100	5.000%, 8/01/27 (Pre-refunded 8/01/17)	8/17 at 100.00	Aa1 (8)	108,956
45	5.000%, 8/01/28 (Pre-refunded 8/01/17)	8/17 at 100.00	Aa1 (8)	49,030
130	5.000%, 8/01/29 (Pre-refunded 8/01/17)	8/17 at 100.00	Aa1 (8)	141,643

1,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 5.000%, 8/01/31 – AMBAC Insured (Pre-refunded 8/01/16)	8/16 at 100.00	AA+ (8)	1,578,315
20,840	Total U.S. Guaranteed			22,630,787

	Utilities – 2.4%

1,435	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	1,586,292

1,560	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	1,585,225

2,900	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – NPFG Insured	8/15 at 100.00	AA–	2,899,768
5,895	Total Utilities			6,071,285

	Water and Sewer – 6.4%

1,700	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA	1,930,197

1,000	Boston Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Senior Lien Refunding Series 2010A, 5.000%, 11/01/30	11/19 at 100.00	AA+	1,133,900

2,700	Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18 Series 2015, 5.000%, 2/01/45	2/24 at 100.00	AAA	3,054,483

60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	8/15 at 100.00	AAA	60,241

1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 – AGM Insured	No Opt. Call	AA+	1,162,160

	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A:
1,550	5.000%, 8/01/27	8/17 at 100.00	AA+	1,680,851
705	5.000%, 8/01/28	8/17 at 100.00	AA+	762,295
1,950	5.000%, 8/01/29	8/17 at 100.00	AA+	2,103,680

2,500	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005B, 5.000%, 8/01/35 – NPFG Insured	8/17 at 100.00	AA+	2,698,000

1,500	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 – AGC Insured	11/20 at 100.00	AA	1,719,060
14,665	Total Water and Sewer			16,304,867
$234,728	Total Long-Term Investments (cost $236,394,427)			250,515,752
	Other Assets Less Liabilities – 1.7%			4,356,075
	Net Assets – 100%			$254,871,827

14	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$250,298,544	$217,208	$250,515,752

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments was $236,143,182.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$16,777,458
Depreciation	(2,404,888)
Net unrealized appreciation (depreciation) of investments	$14,372,570

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions : Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings : Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	On September 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 6.500% to 5.200%.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(6)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(8)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(IF)	Inverse floating rate investment.

(ETM)	Escrowed to maturity.

Nuveen Investments	15

Nuveen New Jersey Municipal Bond Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 97.7%

	MUNICIPAL BONDS – 97.7%

	Consumer Discretionary – 0.1%

	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$280	5.000%, 1/01/32	8/15 at 100.00	Caa1	$211,876
240	5.125%, 1/01/37	8/15 at 100.00	Caa1	181,697
520	Total Consumer Discretionary			393,573

	Consumer Staples – 3.4%

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
3,000	4.500%, 6/01/23	6/17 at 100.00	BB	3,006,270
7,280	4.750%, 6/01/34	6/17 at 100.00	B2	5,592,423
1,740	5.000%, 6/01/41	6/17 at 100.00	B2	1,338,147
12,020	Total Consumer Staples			9,936,840

	Education and Civic Organizations – 13.7%

670	Gloucester County Improvement Authority, New Jersey, Revenue Bonds, Rowan University Projects, Series 2015A, 3.375%, 7/01/36 – AGM Insured	7/25 at 100.00	AA	649,485

870	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	1,045,288

	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue, Series 2013A:
770	5.000%, 7/01/38	7/23 at 100.00	AA	840,247
1,015	5.000%, 7/01/43	7/23 at 100.00	AA	1,104,259

1,840	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2009A, 5.500%, 9/01/36 – AGC Insured	9/19 at 100.00	AA	2,087,977

1,195	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D, 5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	AA–	1,277,108

1,035	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2006A, 5.000%, 7/01/36 – AMBAC Insured	7/16 at 100.00	AA–	1,077,362

1,725	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	AA	1,898,587

	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B:
525	5.000%, 7/01/37	7/22 at 100.00	A	568,218
100	5.000%, 7/01/42	7/22 at 100.00	A	107,908

2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Richard Stockton College of New Jersey, Refunding Series 2008A, 5.375%, 7/01/38	7/18 at 100.00	A+	2,208,480

	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
250	5.000%, 7/01/32	7/21 at 100.00	BBB+	267,425
230	5.000%, 7/01/37	7/21 at 100.00	BBB+	244,998

500	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan College, Series 2007B, 4.250%, 7/01/34 – FGIC Insured	7/17 at 100.00	AA–	503,865

740	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/38	7/23 at 100.00	A	807,510

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$3,480	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)	6/18 at 100.00	AA	$3,783,004

500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	AA	528,595

510	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aa3	546,159

2,125	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.375%, 12/01/26 (Alternative Minimum Tax)	12/22 at 100.00	AA	2,233,651

400	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	A	429,836

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A:
1,600	3.625%, 12/01/25 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,587,296
1,000	4.000%, 12/01/28 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,004,420
1,585	4.000%, 12/01/31 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,563,729
1,670	4.125%, 12/01/35 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,648,140

	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2014-1A-1:
1,500	4.250%, 12/01/32 (Alternative Minimum Tax)	12/23 at 100.00	AA	1,504,500
1,500	4.500%, 12/01/36 (Alternative Minimum Tax)	12/23 at 100.00	AA	1,534,065

2,230	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30 (Alternative Minimum Tax) (WI/DD, Settling 6/10/15)	12/24 at 100.00	AA	2,210,956

1,425	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	A1	1,572,231

550	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project, Refunding Series 2012, 5.125%, 4/01/32	4/22 at 100.00	BBB–	477,290

150	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 5.000%, 10/01/31	10/22 at 100.00	A–	151,062

1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	8/15 at 100.00	BBB–	1,367,895

2,320	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	AA–	2,592,925
37,510	Total Education and Civic Organizations			39,424,471

	Financials – 0.6%

	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002:
1,000	5.750%, 10/01/21	No Opt. Call	Ba2	1,118,130
500	6.500%, 4/01/28	No Opt. Call	Ba2	621,385
1,500	Total Financials			1,739,515

	Health Care – 15.1%

1,720	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A, 5.000%, 2/15/25	No Opt. Call	BBB+	1,936,445

Nuveen Investments	17

Nuveen New Jersey Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$800	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	$906,520

4,445	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	A+	4,831,270

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
800	6.000%, 7/01/26	7/21 at 100.00	BB+	893,000
75	6.250%, 7/01/35	7/21 at 100.00	BB+	82,843

360	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24	No Opt. Call	A–	409,234

	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades Medical Center Obligated Group Issue, Series 2013:
800	5.250%, 7/01/31	7/23 at 100.00	BBB	872,248
440	5.500%, 7/01/43	7/23 at 100.00	BBB	485,690

1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional Medical Center, Series 2007, 5.000%, 7/01/37	7/17 at 100.00	A+	1,212,849

1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured	7/17 at 100.00	A3	1,569,585

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A:
595	5.000%, 7/01/45	7/24 at 100.00	A	646,325
1,000	4.000%, 7/01/45	7/24 at 100.00	A	965,160

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
1,420	4.000%, 7/01/17	No Opt. Call	A3	1,505,257
1,125	5.000%, 7/01/31	7/22 at 100.00	A3	1,223,831
1,080	5.000%, 7/01/42	7/22 at 100.00	A3	1,156,032

550	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32	7/23 at 100.00	A+	606,644

5,290	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007, 5.000%, 7/01/38 – AGC Insured	7/18 at 100.00	AA	5,622,265

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital Issue, Series 2014A:
1,570	5.000%, 7/01/39	7/24 at 100.00	A	1,712,964
630	5.000%, 7/01/43	7/24 at 100.00	A	685,856

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care Corporation, Series 2005B:
2,500	5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	AA	2,504,025
775	5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	AA	775,775

16,225	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2006B, 0.000%, 7/01/35	1/17 at 39.39	A–	5,962,850

360	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37	7/21 at 100.00	A–	403,812

750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Series 2006A, 5.000%, 7/01/29	1/17 at 100.00	A–	775,747

3,050	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	3,380,406

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$560	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A–	$545,082

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital System, Refunding Series 2006:
855	5.000%, 7/01/25	7/16 at 100.00	A2	884,027
100	5.000%, 7/01/26	7/16 at 100.00	A2	103,324
810	5.000%, 7/01/36	7/16 at 100.00	A2	831,603
51,345	Total Health Care			43,490,669

	Housing/Multifamily – 4.8%

1,770	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC – New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BBB–	1,826,569

	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
2,055	5.750%, 6/01/31	6/20 at 100.00	Baa3	2,289,558
1,100	5.875%, 6/01/42	6/20 at 100.00	Baa3	1,219,801

3,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2009A, 4.950%, 5/01/41	11/19 at 100.00	AA–	3,150,360

	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2013-2:
2,250	4.350%, 11/01/33 (Alternative Minimum Tax)	11/22 at 100.00	AA	2,289,218
1,125	4.600%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,161,011
1,125	4.750%, 11/01/46 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,156,084

660	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A, 4.000%, 11/01/45	11/24 at 100.00	AA–	654,238
13,085	Total Housing/Multifamily			13,746,839

	Housing/Single Family – 0.8%

1,365	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	4/17 at 100.00	AA	1,379,414

860	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2008AA, 6.375%, 10/01/28	10/18 at 100.00	AA	893,497
2,225	Total Housing/Single Family			2,272,911

	Industrials – 0.6%

1,660	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29 (Mandatory Put 12/01/17)	No Opt. Call	A–	1,690,693

	Long-Term Care – 1.0%

685	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	706,646

395	New Jersey Economic Development Authority, First Mortgage Fixed Rate Revenue Bonds, Cadbury Corporation, Series 1998A, 5.500%, 7/01/18 – ACA Insured	7/15 at 100.00	N/R	388,937

150	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44	1/24 at 100.00	N/R	156,576

1,095	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB–	1,149,531

Nuveen Investments	19

Nuveen New Jersey Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$405	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29 (WI/DD, Settling 6/01/15)	7/24 at 100.00	BBB–	$432,252
2,730	Total Long-Term Care			2,833,942

	Tax Obligation/General – 10.9%

	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds, Technical High School Project, Series 2014:
1,625	3.000%, 9/01/30 – AGM Insured	9/24 at 100.00	AA	1,557,075
1,775	5.000%, 9/01/39 – AGM Insured	9/24 at 100.00	AA	1,980,882

415	Haddon Heights School District, Camden County, New Jersey, General Obligation Bonds, Refunding Series 2012, 3.250%, 1/01/30	1/23 at 100.00	AA–	408,348

	Jefferson Township School District, Morris County, New Jersey, General Obligation Bonds, Refunding Series 2012:
755	4.000%, 9/15/26	9/22 at 100.00	AA–	827,457
1,270	4.000%, 9/15/27	9/22 at 100.00	AA–	1,380,160

525	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA	601,361

620	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2006, 5.000%, 12/01/15 – AMBAC Insured	No Opt. Call	N/R	633,423

1,000	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 8/01/24	8/22 at 100.00	AA–	1,104,180

610	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2015, 5.000%, 3/01/38	3/25 at 100.00	AA–	689,886

	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Parking Utility, Refunding Series 2014A:
330	3.750%, 1/01/33	1/24 at 100.00	AA+	331,469
220	5.000%, 1/01/37	1/24 at 100.00	AA+	247,067

570	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/30	9/22 at 100.00	A+	632,820

2,750	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured	12/19 at 100.00	A3	3,265,185

1,735	Passaic County, New Jersey, General Obligation Bonds, Refunding Series 2015, 5.000%, 2/01/20	No Opt. Call	AA	1,994,001

	Readington Township, New Jersey, General Obligation Bonds, General Improvement Series 2011:
875	5.125%, 1/15/28	1/21 at 100.00	AA	981,592
875	5.250%, 1/15/30	1/21 at 100.00	AA	982,004

	South Brunswick Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2012:
450	4.000%, 12/01/23	6/22 at 100.00	AA+	500,823
305	4.000%, 12/01/24	6/22 at 100.00	AA+	337,208

1,010	Sparta Township Board of Education, Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2015, 5.000%, 2/15/33	2/25 at 100.00	AA–	1,151,622

1,630	Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 2/15/21	No Opt. Call	AA+	1,820,025

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$3,685	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	$3,997,046

2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	AA+	2,789,663

2,110	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds, Series 2005, 5.000%, 1/01/21 – AGM Insured	1/16 at 100.00	Aa3	2,168,299

1,000	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Refunding Bonds, Series 2014, 4.000%, 9/01/28 – BAM Insured	9/24 at 100.00	AA	1,053,490
28,655	Total Tax Obligation/General			31,435,086

	Tax Obligation/Limited – 17.4%

650	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	816,238

825	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa2	998,728

2,395	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AAA	2,995,091

1,050	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	1,159,210

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,385	5.000%, 6/15/19	No Opt. Call	BBB+	1,539,732
350	5.000%, 6/15/21	No Opt. Call	BBB+	395,602
2,850	5.000%, 6/15/25	6/22 at 100.00	BBB+	3,166,236
450	5.000%, 6/15/28	No Opt. Call	BBB+	489,708

1,000	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Series 2005C, 5.000%, 3/01/27 – AGM Insured	8/15 at 100.00	AA	1,003,720

1,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A, 5.000%, 7/01/29 – NPFG Insured	8/15 at 100.00	AA–	1,014,890

	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
85	5.125%, 6/15/27	6/17 at 100.00	Baa3	87,701
145	5.125%, 6/15/37	6/17 at 100.00	Baa3	148,312

1,365	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/22	No Opt. Call	A–	1,469,450

305	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U, 5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A–	306,074

	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A:
3,245	5.000%, 10/01/28	10/18 at 100.00	A–	3,530,398
1,950	5.250%, 10/01/38	10/18 at 100.00	A–	2,089,620

2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2009A, 5.750%, 10/01/31	10/19 at 100.00	A–	2,222,980

14,635	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A–	6,644,290

1,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A–	2,116,980

Nuveen Investments	21

Nuveen New Jersey Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
$4,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	$1,753,840
4,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	1,673,360
5,450	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	2,162,832

500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	12/17 at 100.00	A–	533,815

1,510	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A–	1,618,191

1,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/38	No Opt. Call	A–	1,513,260

1,140	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Refunding Series 2015, 3.750%, 5/01/36 (WI/DD, Settling 6/16/15)	5/25 at 100.00	AA	1,110,098

	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012:
1,465	5.000%, 5/01/21	No Opt. Call	Aa3	1,674,700
2,000	3.500%, 5/01/35	5/22 at 100.00	Aa3	1,949,440

485	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 4.500%, 7/01/36 – CIFG Insured	7/16 at 100.00	CCC+	411,392

3,000	Union County Improvement Authority, New Jersey, Lease Revenue Refunding Bonds, City of Plainfield – Park Madison Redevelopment Project, Series 2013A, 5.000%, 3/01/34	No Opt. Call	AA+	3,666,150
62,635	Total Tax Obligation/Limited			50,262,038

	Transportation – 14.4%

1,100	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/23 at 100.00	A1	1,216,820

	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
360	5.000%, 1/01/34	1/24 at 100.00	A1	407,452
1,510	4.125%, 1/01/39	1/24 at 100.00	A1	1,569,207
2,000	5.000%, 1/01/44	1/24 at 100.00	A1	2,231,820

	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015:
215	3.000%, 7/01/27 – BAM Insured	7/25 at 100.00	AA	210,337
1,635	4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	1,667,651

	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series 2012A:
500	5.000%, 7/01/26	7/22 at 100.00	A1	570,105
500	3.000%, 7/01/28	7/22 at 100.00	A1	493,535

1,760	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013, 5.000%, 1/01/40	1/24 at 100.00	A	1,965,392

	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
1,095	5.000%, 1/01/26	No Opt. Call	BBB	1,241,029
1,100	5.000%, 1/01/27	No Opt. Call	BBB	1,243,121

1,255	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)	1/24 at 100.00	BBB–	1,382,596

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
$400	5.125%, 9/15/23 (Alternative Minimum Tax)	9/15 at 100.00	B+	$438,628
800	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B+	872,904

300	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	B+	336,786

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
415	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	429,787
75	6.500%, 1/01/16	No Opt. Call	A3	77,672

1,300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	1,582,139

3,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	3,825,255

1,380	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	1,562,036

5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2013A, 5.000%, 1/01/43	7/22 at 100.00	A+	5,460,550

900	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42	5/20 at 100.00	Aa3	993,087

2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Third Series 2008, 5.000%, 7/15/38	7/18 at 100.00	AA–	2,207,920

420	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.932%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA	561,002

1,810	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA–	2,029,444

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
2,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	AA–	2,011,100
3,125	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	AA–	3,134,281

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2012Q:
765	3.000%, 1/01/23	No Opt. Call	A3	778,533
870	3.000%, 1/01/24	1/23 at 100.00	A3	878,239
38,090	Total Transportation			41,378,428

	U.S. Guaranteed – 11.0% (4)

735	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2005, 4.000%, 12/01/17 – AMBAC Insured (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (4)	743,364

2,255	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/27 (Pre-refunded 6/15/16)	6/16 at 100.00	AA+ (4)	2,364,029

330	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18 (ETM)	No Opt. Call	N/R (4)	369,947

525	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Series 2007U, 5.000%, 9/01/37 – AMBAC Insured (Pre-refunded 9/01/17)	9/17 at 100.00	AAA	573,494

420	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B, 5.000%, 7/01/30 – NPFG Insured (Pre-refunded 7/01/16)	7/16 at 100.00	AA– (4)	440,899

Nuveen Investments	23

Nuveen New Jersey Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (continued) (4)

	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2005F:
$1,400	5.000%, 7/01/16 – FGIC Insured Insured (Pre-refunded 7/01/15)	7/15 at 100.00	N/R (4)	$1,405,852
1,825	5.000%, 7/01/24 – FGIC Insured Insured (Pre-refunded 7/01/15)	7/15 at 100.00	N/R (4)	1,832,629
525	5.000%, 7/01/32 – FGIC Insured Insured (Pre-refunded 7/01/15)	7/15 at 100.00	N/R (4)	527,195

2,500	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	3,102,325

	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of Human Services – Greystone Park Psychiatric Hospital, Series 2005:
1,050	5.000%, 9/15/18 – AMBAC Insured (Pre-refunded 9/15/15)	9/15 at 100.00	A– (4)	1,064,805
1,875	5.000%, 9/15/24 – AMBAC Insured (Pre-refunded 9/15/15)	9/15 at 100.00	A– (4)	1,901,438
4,495	5.000%, 9/15/26 – AMBAC Insured (Pre-refunded 9/15/15)	9/15 at 100.00	A– (4)	4,558,379
1,325	5.000%, 9/15/28 – AMBAC Insured (Pre-refunded 9/15/15)	9/15 at 100.00	A– (4)	1,343,683

140	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.500%, 7/01/36 – (Pre-refunded 7/01/15)	7/15 at 100.00	N/R (4)	140,617

1,510	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006, 5.125%, 7/01/35 (Pre-refunded 7/01/16)	7/16 at 100.00	A– (4)	1,587,690

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Series 2006B, 5.000%, 7/01/26 (Pre-refunded 7/01/16)	7/16 at 100.00	A– (4)	2,100,200

845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital, Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)	No Opt. Call	AA (4)	993,120

1,295	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured (Pre-refunded 9/15/15)	9/15 at 100.00	AA– (4)	1,313,026

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
50	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (4)	51,827
260	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	269,469
10	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	10,364
5	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	5,182
35	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (4)	36,275
200	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	207,284

4,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	Aaa	4,704,040
29,610	Total U.S. Guaranteed			31,647,133

	Utilities – 0.9%

	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A:
500	5.000%, 6/15/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	528,440
1,000	5.125%, 6/15/43 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	1,056,190

960	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A+	1,025,146
2,460	Total Utilities			2,609,776

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 3.0%

$2,175	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C, 4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A	$2,181,286

1,040	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C, 5.000%, 10/01/23	No Opt. Call	A	1,220,253

1,770	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender Option Bond Trust 4729, 7.305%, 9/01/21 (IF) (5)	No Opt. Call	Aaa	2,249,776

	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates, Series 2012A:
1,500	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	1,681,920
1,210	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	1,303,968
7,695	Total Water and Sewer			8,637,203
$291,740	Total Long-Term Investments (cost $267,431,941)			281,499,117
	Other Assets Less Liabilities – 2.3%			6,522,895
	Net Assets – 100%			$288,022,012

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$281,499,117	$ —	$281,499,117

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments was $266,640,181.

Nuveen Investments	25

Nuveen New Jersey Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$16,332,257
Depreciation	(1,473,321)
Net unrealized appreciation (depreciation) of investments	$14,858,936

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

26	Nuveen Investments

Nuveen New York Municipal Bond Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 100.0%

	MUNICIPAL BONDS – 100.0%

	Consumer Discretionary – 0.1%

$665	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB	$667,800

	Consumer Staples – 2.3%

200	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/15 at 100.00	A1	200,296

35	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2001A, 5.200%, 6/01/25	8/15 at 100.00	A1	34,683

6,650	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008C, 6.625%, 6/01/44	6/22 at 100.00	BB–	6,678,728

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,575	4.750%, 6/01/22	6/16 at 100.00	BBB–	1,584,828
1,325	5.000%, 6/01/26	6/16 at 100.00	BB–	1,341,178
7,335	5.125%, 6/01/42	6/16 at 100.00	B	6,464,262
17,120	Total Consumer Staples			16,303,975

	Education and Civic Organizations – 17.0%

660	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 2007A, 5.000%, 7/01/31	7/17 at 100.00	BBB	677,741

	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A:
520	5.000%, 4/01/20	4/17 at 100.00	B+	514,795
1,000	5.000%, 4/01/27	4/17 at 100.00	B+	912,070
290	5.000%, 4/01/37	4/17 at 100.00	B+	241,077

1,000	Allegany County Industrial Development Agency, New York, Revenue Bonds, Alfred University, Series 1998, 5.000%, 8/01/28 – NPFG Insured	8/15 at 100.00	A3	1,001,190

3,875	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43	1/20 at 100.00	BBB–	4,539,407

2,190	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	B	2,253,707

	Build NYC Resource Corp, New York, Revenue Bonds, City University of NY-Queens College, Q Student Residences, LLC Project, Refunding Series 2014:
1,000	5.000%, 6/01/38	6/24 at 100.00	Aa2	1,119,520
4,050	5.000%, 6/01/43	6/24 at 100.00	Aa2	4,491,045

	Build NYC Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
1,630	5.000%, 4/01/33	4/23 at 100.00	BBB–	1,736,015
1,000	5.500%, 4/01/43	4/23 at 100.00	BBB–	1,096,250

215	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB–	220,222

1,750	Dormitory Authority of the State of New York, Brooklyn Law School Revenue Bonds, Series 2009, 5.750%, 7/01/33	7/19 at 100.00	Baa1	1,962,853

Nuveen Investments	27

Nuveen New York Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$2,655	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series 2007A, 5.000%, 7/01/32 – RAAI Insured	7/17 at 100.00	AA	$2,803,335

1,055	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	1,345,790

595	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	A–	670,297

	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007:
1,670	5.250%, 7/01/29 – FGIC Insured	No Opt. Call	AA–	1,904,735
735	5.250%, 7/01/34 – FGIC Insured	No Opt. Call	AA–	841,898

1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Series 2013A, 5.000%, 7/01/27	7/23 at 100.00	Aa3	1,752,735

85	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – NPFG Insured	7/17 at 100.00	AA–	90,768

7,740	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	8,742,717

750	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.625%, 11/01/32 – AGM Insured	5/21 at 100.00	AA	888,548

350	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30	7/20 at 100.00	A–	396,148

4,590	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A–	5,096,644

1,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39	7/19 at 100.00	AA–	1,672,380

3,450	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A, 5.000%, 7/01/35	No Opt. Call	AA–	3,976,918

1,200	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	1,361,532

250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2009B, 5.250%, 2/01/39	2/19 at 100.00	A	276,975

1,175	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39	7/19 at 100.00	BBB	1,305,554

	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
160	5.000%, 7/01/40	7/25 at 100.00	BBB	172,618
175	5.000%, 7/01/45	7/25 at 100.00	BBB	187,901

2,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Polytechnic University, Series 2007, 5.250%, 11/01/37 – ACA Insured	11/17 at 100.00	AA–	2,720,275

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater New York, Series 2006:
5,520	5.000%, 8/01/26	8/16 at 100.00	A–	5,755,980
2,000	5.000%, 8/01/36	8/16 at 100.00	A–	2,050,460

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
$4,000	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	BB+	$4,109,320
1,060	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	1,085,323
1,795	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,827,669
5,170	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	5,287,049

	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
720	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB	736,330
2,500	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	AA–	2,608,550
2,140	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	2,155,729
1,150	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	AA–	1,172,563

2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Carnegie Hall, Series 2009A, 5.000%, 12/01/39	12/19 at 100.00	A+	2,215,860

740	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	A	816,812

5,375	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33	8/23 at 100.00	AA–	6,092,509

	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2014A:
3,800	5.000%, 8/01/38	8/23 at 100.00	AA–	4,240,534
10,000	5.000%, 8/01/43	8/23 at 100.00	AA–	11,046,400

	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2012:
1,000	5.000%, 7/01/32	7/22 at 100.00	Baa2	1,065,610
1,745	5.000%, 7/01/42	7/22 at 100.00	Baa2	1,838,515

430	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic College, Series 2007, 5.000%, 10/01/27	10/17 at 100.00	BBB	458,823

1,600	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A–	1,736,224

	Yonkers Economic Development Corporation, New York, Revenue Bonds, Charter School Educational Excellence Project, Series 2010A:
1,340	6.000%, 10/15/30	10/20 at 100.00	BB	1,420,547
2,300	6.250%, 10/15/40	10/20 at 100.00	BB	2,446,188

1,000	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence College Project, Series 2001A Remarketed, 6.000%, 6/01/41	6/19 at 100.00	BBB	1,133,880
108,700	Total Education and Civic Organizations			118,274,535

	Financials – 1.6%

5,710	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	6,740,769

3,475	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2007, 5.500%, 10/01/37	No Opt. Call	A	4,234,114
9,185	Total Financials			10,974,883

Nuveen Investments	29

Nuveen New York Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care – 6.7%

$1,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured	8/15 at 100.00	AA–	$1,917,334

	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center, Series 2005:
3,000	5.000%, 2/01/22 – FGIC Insured	8/15 at 100.00	AA–	3,011,610
1,775	5.000%, 2/01/28 – FGIC Insured	8/15 at 100.00	AA–	1,781,603

550	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A	610,148

2,500	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group Revenue Bonds, Series 2011A, 5.000%, 5/01/41	5/21 at 100.00	A	2,716,350

	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
6,895	6.125%, 12/01/29	12/18 at 100.00	Ba1	7,627,456
4,500	6.250%, 12/01/37	12/18 at 100.00	Ba1	4,949,370

1,000	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2015, 5.000%, 12/01/29	No Opt. Call	Ba1	1,068,180

600	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2005A, 5.000%, 11/01/34	11/16 at 100.00	A	628,218

500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2006B, 5.000%, 11/01/34	11/16 at 100.00	A3	523,515

1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2009A, 5.500%, 5/01/37	5/19 at 100.00	A	1,108,240

	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vassar Brothers Medical Center Facility, Series 2005:
545	5.500%, 4/01/30	10/20 at 100.00	AA	624,461
950	5.500%, 4/01/34	10/20 at 100.00	AA	1,081,394

	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida Health System, Series 2007A:
115	4.500%, 2/01/17	No Opt. Call	BB+	118,372
710	5.250%, 2/01/27	2/17 at 100.00	BB+	723,831
785	5.500%, 2/01/32	2/17 at 100.00	BB+	796,634

	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010:
2,720	5.750%, 8/15/35	2/21 at 100.00	AA	3,216,454
5,000	5.500%, 8/15/40	2/21 at 100.00	AA	5,779,400

1,395	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A., 5.000%, 12/01/42	12/22 at 100.00	A–	1,482,355

	Saratoga County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Saratoga Hospital Project, Series 2007B:
1,000	5.125%, 12/01/27	12/17 at 100.00	A–	1,068,400
500	5.250%, 12/01/32	12/17 at 100.00	A–	533,945

1,965	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2011, 5.000%, 7/01/28	7/21 at 100.00	BBB+	2,133,165

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/15 at 100.00	B+	$2,003,600

1,060	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001B, 7.125%, 7/01/31	8/15 at 100.00	B+	1,061,908
42,975	Total Health Care			46,565,943

	Housing/Multifamily – 1.4%

1,600	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40	5/20 at 100.00	AA	1,730,608

215	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	10/15 at 100.00	AA	215,666

1,000	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Morrisville State College Foundation, Series 2005A, 5.000%, 6/01/37 – CIFG Insured	6/15 at 101.00	BBB–	1,006,280

5	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2002A, 5.500%, 11/01/34 (Alternative Minimum Tax)	8/15 at 100.00	AA+	5,014

855	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	5/20 at 100.00	AA+	891,671

2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	2,564,075

705	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	11/17 at 100.00	Aa2	720,468

	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A:
20	6.100%, 11/01/15 – AGM Insured	8/15 at 100.00	AA	20,099
190	6.125%, 11/01/20 – AGM Insured	11/15 at 100.00	AA	190,492

1,680	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%, 2/15/39 (Alternative Minimum Tax)	2/17 at 100.00	Aa1	1,717,632

1,000	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 2001G, 5.400%, 8/15/33 (Alternative Minimum Tax)	8/15 at 100.00	Aa1	1,000,960
9,770	Total Housing/Multifamily			10,062,965

	Industrials – 1.9%

460	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)	1/25 at 100.00	N/R	491,970

12,520	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44	11/24 at 100.00	N/R	12,823,234
12,980	Total Industrials			13,315,204

	Long-Term Care – 2.4%

1,070	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of Westchester Project, Series 2006, 5.200%, 2/15/41	2/17 at 103.00	AA+	1,162,234

	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2007B:
290	6.000%, 7/01/26 – AMBAC Insured	7/19 at 100.00	Aa2	328,730
310	6.000%, 7/01/27 – AMBAC Insured	7/19 at 100.00	Aa2	350,883
330	6.000%, 7/01/28 – AMBAC Insured	7/19 at 100.00	Aa2	372,702
350	6.000%, 7/01/29 – AMBAC Insured	7/19 at 100.00	Aa2	395,213
1,460	6.000%, 7/01/36 – AMBAC Insured	7/19 at 100.00	Aa2	1,639,273

Nuveen Investments	31

Nuveen New York Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2009A, 6.000%, 7/01/38	7/19 at 100.00	Aa2	$1,148,640

2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series 2005A, 5.000%, 7/01/34 – AGM Insured	7/15 at 100.00	AA	2,007,400

650	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	11/16 at 100.00	Baa3	663,033

	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	50,034
555	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	555,216

1,700	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village Project, Series 2006, 5.500%, 8/01/33	8/16 at 101.00	N/R	1,726,639

2,770	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc. Project, Series 2006A, 6.000%, 11/15/36	11/16 at 100.00	N/R	2,813,766

50	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19	7/15 at 100.00	N/R	50,107

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
630	5.800%, 7/01/23	7/16 at 101.00	N/R	621,426
975	6.100%, 7/01/28	7/16 at 101.00	N/R	953,989
210	6.200%, 7/01/33	7/16 at 101.00	N/R	204,317

1,225	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Peconic Landing At Southold, Inc. Project, Series 2010, 6.000%, 12/01/40	12/20 at 100.00	BBB–	1,335,838

125	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Special Needs Facilities Pooled Program, Series 2001C-1, 7.250%, 7/01/16	7/15 at 100.00	N/R	125,341
15,750	Total Long-Term Care			16,504,781

	Tax Obligation/General – 5.0%

1,035	Mount Sinai Union Free School District, Suffolk County, New York, General Obligation Refunding Bonds, Series 1992, 6.200%, 2/15/16 – AMBAC Insured	No Opt. Call	Aa3	1,077,569

1,240	New York City, New York, General Obligation Bonds, Fiscal 2008 Series D, 5.125%, 12/01/26	12/17 at 100.00	AA	1,370,808

	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1:
1,900	5.000%, 10/01/30	No Opt. Call	AA	2,166,019
1,915	5.000%, 10/01/31	No Opt. Call	AA	2,172,280
3,000	5.000%, 10/01/33	10/22 at 100.00	AA	3,384,060

	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
1,810	5.000%, 3/01/32	3/23 at 100.00	AA	2,041,390
6,100	5.000%, 3/01/37	3/23 at 100.00	AA	6,790,947

2,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	AA	2,292,600

2,500	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/32	8/24 at 100.00	AA	2,848,750

65	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 – SYNCORA GTY Insured	9/15 at 100.00	AA	65,804

6,670	New York City, New York, General Obligation Bonds, Series 2011D-I, 5.000%, 10/01/34	No Opt. Call	AA	7,474,269

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	Yonkers, New York, General Obligation Bonds, Series 2005B:
$1,495	5.000%, 8/01/17	8/15 at 100.00	A3	$1,507,080
1,570	5.000%, 8/01/18	8/15 at 100.00	A3	1,582,544
31,300	Total Tax Obligation/General			34,774,120

	Tax Obligation/Limited – 27.6%

2,825	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A, 5.000%, 3/15/38	3/24 at 100.00	AAA	3,206,177

835	Albany Parking Authority, New York, Revenue Refunding Bonds, Series 1992A, 0.000%, 11/01/17	No Opt. Call	N/R	752,252

	Dormitory Authority of the State of New York, Residential Institutions for Children Revenue Bonds, Series 2008-A1:
2,000	5.000%, 6/01/33	6/18 at 100.00	Aa1	2,178,220
2,500	5.000%, 6/01/38	6/18 at 100.00	Aa1	2,713,375

2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2, 5.000%, 7/01/20 – FGIC Insured	8/15 at 100.00	AA	2,419,520

1,500	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured	10/19 at 100.00	AA	1,690,350

535	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993C, 5.250%, 5/15/19	No Opt. Call	AA	591,004

4,025	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Education Series 2008A, 5.000%, 3/15/28	3/18 at 100.00	AAA	4,416,471

5,955	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/34	No Opt. Call	AAA	6,726,113

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D:
2,835	5.000%, 2/15/33	No Opt. Call	AAA	3,196,491
1,000	5.000%, 2/15/37	No Opt. Call	AAA	1,117,810

1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2013A, 5.000%, 2/15/43	2/23 at 100.00	AAA	1,110,900

3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%, 3/15/44	3/24 at 100.00	AAA	3,336,750

6,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/31	3/25 at 100.00	AAA	6,937,140

3,025	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/34	2/19 at 100.00	AAA	3,369,911

	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A:
3,000	5.000%, 3/15/33	3/24 at 100.00	AAA	3,459,390
15,000	5.000%, 3/15/34	3/24 at 100.00	AAA	17,197,050
3,000	5.000%, 3/15/35	3/24 at 100.00	AAA	3,422,040
2,500	5.000%, 3/15/37	3/24 at 100.00	AAA	2,839,375
3,000	5.000%, 3/15/44	No Opt. Call	AAA	3,377,880

1,460	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured	5/18 at 100.00	AA	1,642,310

Nuveen Investments	33

Nuveen New York Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$12,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	A	$13,170,120

11,675	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	12,302,531

4,000	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds, Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28	5/23 at 100.00	AA	4,585,600

1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/16 at 100.00	A–	1,681,579

7,800	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured	1/17 at 100.00	AA	8,272,758

4,520	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S1, 5.500%, 7/15/31	7/18 at 100.00	AA	5,083,599

3,950	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	4,419,062

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series B-1:
2,600	5.000%, 11/01/35	5/24 at 100.00	AAA	2,944,500
2,500	5.000%, 11/01/36	5/24 at 100.00	AAA	2,825,075

5,715	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35	2/24 at 100.00	AAA	6,481,439

10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/41	2/25 at 100.00	AAA	11,268,700

	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C:
7,550	5.500%, 11/01/35	11/20 at 100.00	AAA	8,926,743
9,000	5.000%, 11/01/39	11/20 at 100.00	AAA	10,296,000

	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option Bonds Trust 3095:
440	13.659%, 11/15/30 – BHAC Insured (IF) (4)	11/15 at 100.00	AA+	466,545
1,395	13.645%, 11/15/44 – BHAC Insured (IF) (4)	11/15 at 100.00	AA+	1,478,351

	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds, Series 2008A:
5,050	5.000%, 12/15/26 (UB)	12/17 at 100.00	AAA	5,544,143
60	5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	65,790

5,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB) (4)	No Opt. Call	AA+	6,520,195

5,000	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2011A-1, 5.000%, 4/01/31	4/21 at 100.00	AA+	5,670,050

2,385	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)	1/17 at 100.00	A+	2,427,715

1,500	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	Baa3	1,695,795
171,725	Total Tax Obligation/Limited			191,826,819

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation – 12.8%

$2,125	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/31	No Opt. Call	AA–	$2,423,966

4,845	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D, 5.250%, 11/15/40	11/20 at 100.00	AA–	5,366,128

3,520	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 5.000%, 11/15/31	5/23 at 100.00	AA–	3,977,987

1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C, 5.000%, 11/15/32	5/23 at 100.00	AA–	1,123,370

2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/32	11/23 at 100.00	AA–	2,825,300

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B:
2,000	5.250%, 11/15/38	5/24 at 100.00	AA–	2,282,060
2,325	5.250%, 11/15/44	5/24 at 100.00	AA–	2,631,807

3,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	3,237,960

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,800	5.750%, 10/01/37 (5)	10/17 at 100.00	N/R	1,049,720
2,000	5.875%, 10/01/46 (6)	10/17 at 102.00	N/R	749,800

1,975	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	6/15 at 100.00	BB	1,979,187

4,610	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)	8/15 at 100.00	BB	4,638,535

3,500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/15 at 100.50	N/R	3,556,735

3,670	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)	1/16 at 100.00	A3	3,772,210

9,500	New York City, Industrial Development Agency, New York, Senior Airport Facilities Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A, 5.000%, 7/01/28 (Alternative Minimum Tax)	No Opt. Call	BBB	10,419,315

3,040	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	3,348,134

3,330	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Forth Series 2014, 5.000%, 9/01/39	9/24 at 100.00	AA–	3,766,830

	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
1,625	5.000%, 5/01/30	5/25 at 100.00	AA–	1,903,606
3,140	5.000%, 5/01/31	5/25 at 100.00	AA–	3,657,818
1,730	5.000%, 5/01/35	5/25 at 100.00	AA–	1,984,967

5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2007, 5.000%, 11/01/28 (Alternative Minimum Tax)	5/18 at 100.00	AA–	5,325,300

1,535	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty Eighth Series 2008, Trust 2920, 17.932%, 8/15/32 – AGM Insured (IF)	8/17 at 100.00	AA	2,050,330

Nuveen Investments	35

Nuveen New York Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Transportation (continued)

$3,585	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36	12/20 at 100.00	BBB	$4,208,503

4,585	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	AA–	4,598,618

3,905	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%, 11/15/39	5/24 at 100.00	AA–	4,424,404

1,560	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	AA–	1,876,259

1,500	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 1184, 9.181%, 5/15/16 (IF)	No Opt. Call	AA–	1,841,700
83,905	Total Transportation			89,020,549

	U.S. Guaranteed – 3.6% (7)

1,000	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011, 6.125%, 11/15/30 (Pre-refunded 11/15/20)	11/20 at 100.00	A3 (7)	1,242,830

8,065	Albany Industrial Development Agency, New York, Revenue Bonds, Saint Peter’s Hospital, Series 2008A, 5.250%, 11/15/32 (Pre-refunded 11/15/17)	11/17 at 100.00	A3 (7)	8,912,390

1,880	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2007A, 5.250%, 7/01/32 – NPFG Insured (Pre-refunded 7/01/17)	7/17 at 100.00	AA– (7)	2,056,438

350	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – NPFG Insured (Pre-refunded 7/01/17)	7/17 at 100.00	AA– (7)	380,734

585	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007, 5.000%, 7/01/32 – AMBAC Insured (Pre-refunded 7/01/17)	7/17 at 100.00	AA– (7)	636,878

5,600	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2007B, 5.625%, 7/01/37 (Pre-refunded 7/01/17)	7/17 at 100.00	A3 (7)	6,175,232

5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/34 (Pre-refunded 2/15/19)	2/19 at 100.00	N/R (7)	5,690

3,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – NPFG Insured (Pre-refunded 12/01/15)	12/15 at 100.00	AA– (7)	3,072,330

615	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility Project, Series 2005, 5.000%, 10/01/35 (Pre-refunded 10/01/15)	10/15 at 100.00	A (7)	624,938

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
370	5.800%, 7/01/23 (Pre-refunded 7/01/16)	7/16 at 101.00	N/R (7)	395,389
200	6.100%, 7/01/28 (Pre-refunded 7/01/16)	7/16 at 101.00	N/R (7)	214,376
590	6.200%, 7/01/33 (Pre-refunded 7/01/16)	7/16 at 101.00	N/R (7)	633,046

	Yonkers, New York, General Obligation Bonds, Series 2005B:
490	5.000%, 8/01/17 (Pre-refunded 8/01/15)	8/15 at 100.00	A3 (7)	494,023
515	5.000%, 8/01/18 (Pre-refunded 8/01/15)	8/15 at 100.00	A3 (7)	519,228
23,265	Total U.S. Guaranteed			25,363,522

	Utilities – 13.8%

2,980	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A–	3,246,948

7,075	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	7,929,377

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$1,200	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA	$1,326,516

420	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	450,047

6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA	5,514,840

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
2,350	0.000%, 6/01/20 – AGM Insured	No Opt. Call	AA	2,135,116
2,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	1,561,700
2,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	1,502,740

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
3,800	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	3,954,736
1,200	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AA–	1,247,868
2,615	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AA–	2,717,168

750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35 – CIFG Insured	6/16 at 100.00	A–	779,048

5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C, 5.000%, 9/01/35 – BHAC Insured	9/16 at 100.00	AA+	5,260,850

1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 6.250%, 4/01/33	4/19 at 100.00	A–	1,448,475

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A:
5,000	5.500%, 5/01/33 – BHAC Insured	5/19 at 100.00	AA+	5,754,250
10,250	6.000%, 5/01/33	5/19 at 100.00	A–	11,888,667

5,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38	5/21 at 100.00	A–	5,459,350

2,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project, Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)	8/15 at 100.00	A–	2,409,432

11,785	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	12,196,414

520	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/15 at 100.00	Aa1	531,612

3,435	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/15 at 100.00	N/R	3,435,412

13,555	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE, 5.000%, 12/15/41	12/23 at 100.00	AAA	15,398,751
90,585	Total Utilities			96,149,317

	Water and Sewer – 3.8%

2,105	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured	6/16 at 100.00	AAA	2,198,988

10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/35	6/23 at 100.00	AA+	11,286,500

7,215	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds Fiscal 2015 Series CC, 4.000%, 6/15/45	No Opt. Call	AA+	7,310,671

Nuveen Investments	37

Nuveen New York Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated Series 2014A, 5.000%, 6/15/30	6/24 at 100.00	AAA	$586,695

2,950	Niagara Falls Public Water Authority, New York, Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 7/15/27 – SYNCORA GTY Insured	7/15 at 100.00	N/R	2,956,401

	Water Authority of Western Nassau County, New York, Water System Revenue Bonds, Series 2015A:
675	5.000%, 4/01/40	4/25 at 100.00	AA–	755,055
1,050	5.000%, 4/01/45	4/25 at 100.00	AA–	1,168,073
24,495	Total Water and Sewer			26,262,383
$642,420	Total Long-Term Investments (cost $655,887,483)			696,066,796
	Floating Rate Obligations – (1.1)%			(7,955,000)
	Other Assets Less Liabilities – 1.1%			8,080,828
	Net Assets – 100%			$696,192,624

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$696,066,796	$—	$696,066,796

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments was $647,408,051.

38	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$44,114,239
Depreciation	(3,411,070)
Net unrealized appreciation (depreciation) of investments	$40,703,169

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions : Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings : Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.

(6)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.

(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Investments	39

Nuveen California High Yield Municipal Bond Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 99.9%

	MUNICIPAL BONDS – 99.2%

	Consumer Discretionary – 0.2%

$75	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier Series 2001C, 9.750%, 1/01/26	1/16 at 100.00	N/R	$75,173

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A:
1,000	6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	648,600
160	6.000%, 12/15/37	8/15 at 100.00	N/R	88,768

15	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/14	No Opt. Call	N/R	8,324

500	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2008B, 6.500%, 3/01/28	3/18 at 100.00	N/R	561,860

75	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project Revenue Bonds, Series 2006B, 5.625%, 11/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	75,040
1,825	Total Consumer Discretionary			1,457,765

	Consumer Staples – 5.6%

27,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Subordinate Series 2006A, 0.000%, 6/01/50	6/16 at 12.54	B	1,499,850

1,155	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	6/17 at 100.00	BB	914,494

150	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A., 5.700%, 6/01/46	12/18 at 100.00	B+	133,317

50	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	6/15 at 100.00	B–	41,590

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
10,750	5.000%, 6/01/33	6/17 at 100.00	B	8,993,128
3,695	5.750%, 6/01/47	6/17 at 100.00	B	3,170,347
7,500	5.125%, 6/01/47	6/17 at 100.00	B	5,893,950

3,100	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	2,553,594

10,600	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 0.000%, 6/01/36	6/17 at 28.99	B–	2,050,782

1,000	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.375%, 6/01/38	6/15 at 100.00	B–	839,300

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
1,000	5.000%, 6/01/37	8/15 at 100.00	BB+	850,990
7,345	5.125%, 6/01/46	8/15 at 100.00	B+	6,140,640
73,345	Total Consumer Staples			33,081,982

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 9.5%

$1,065	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	Baa3	$1,112,456

35	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	35,184

95	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/36	11/15 at 100.00	A2	95,547

1,000	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7 – Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	1,078,010

	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A:
1,400	5.000%, 10/01/34	10/22 at 102.00	BBB–	1,507,002
465	5.000%, 10/01/44	10/22 at 102.00	BBB–	490,524

2,000	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education – Multiple Projects, Series 2014A, 7.000%, 6/01/34	6/22 at 102.00	N/R	2,245,820

	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A:
875	5.500%, 8/01/34	8/24 at 100.00	BB	908,766
1,650	6.000%, 8/01/44	8/24 at 100.00	BB	1,728,012

2,000	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BBB–	2,012,240

1,335	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39	10/18 at 100.00	N/R	1,412,270

	California Municipal Finance Authority, Lakeview Charter Academy School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
1,330	5.000%, 8/01/32	No Opt. Call	BB+	1,388,400
2,700	5.250%, 8/01/42	No Opt. Call	BB+	2,827,575
1,795	5.300%, 8/01/47	8/22 at 100.00	BB+	1,878,539

	California Municipal Finance Authority, Revenue Bonds, Azusa Pacific University Project, Refunding Series 2015B:
1,095	5.000%, 4/01/35	4/25 at 100.00	Baa3	1,183,334
670	5.000%, 4/01/41	4/25 at 100.00	Baa3	716,170

1,500	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A, 5.875%, 10/01/34	4/18 at 100.00	Baa1	1,639,050

1,290	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	No Opt. Call	BBB+	1,430,158

300	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 6.625%, 1/01/32	1/22 at 100.00	N/R	325,227

1,850	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.250%, 1/01/45	1/25 at 100.00	N/R	1,797,164

625	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A, 5.250%, 1/01/34	7/24 at 100.00	BBB–	694,219

1,015	California School Finance Authority School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.500%, 11/01/34	11/24 at 100.00	N/R	1,044,567

600	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	BBB–	624,552

Nuveen Investments	41

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$980	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47	6/20 at 102.00	N/R	$1,078,059

	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,000	5.750%, 6/01/34	6/24 at 100.00	BB+	1,059,800
1,000	6.000%, 6/01/44	6/24 at 100.00	BB+	1,065,830

	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
1,380	6.400%, 8/01/34	2/24 at 100.00	BB	1,561,994
2,040	6.750%, 8/01/44	2/24 at 100.00	BB	2,343,491

	California School finance Authority, School Facility Revenue Bonds, ICEF – View Park Elementary and Middle Schools, Series 2014A:
575	5.625%, 10/01/34	10/24 at 100.00	BB	589,433
1,000	5.875%, 10/01/44	10/24 at 100.00	BB	1,031,070
520	6.000%, 10/01/49	10/24 at 100.00	BB	538,866

1,000	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 4.125%, 7/01/35	7/25 at 100.00	BBB–	953,260

1,250	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 6.650%, 7/01/33	7/23 at 100.00	BB+	1,396,612

1,000	California Statewide Communities Development Authority, Charter School Revenue Bonds – Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.000%, 11/01/32	No Opt. Call	N/R	1,034,390

1,000	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	1,171,750

	California Statewide Communities Development Authority, Educational Facilities Revenue Bonds, Huntington Park Charter School Project, Series 2007A:
2,090	5.150%, 7/01/30	7/17 at 100.00	N/R	2,106,595
1,500	5.250%, 7/01/42	7/17 at 100.00	N/R	1,501,980

1,000	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 1385, 21.363%, 11/15/49 – AGM Insured (IF) (5)	11/24 at 100.00	AA	1,532,050

1,040	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,217,850

815	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	973,330

1,000	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A, 5.500%, 11/01/38	11/17 at 102.00	N/R	1,034,800

2,015	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37	10/15 at 102.00	N/R	2,035,150

200	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/29	11/16 at 100.00	N/R	201,904

370	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	372,794

600	California, School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	BB+	633,738

200	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	202,610

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$100	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Choice Education and Development, Series 2006, 6.375%, 6/01/36	6/16 at 100.00	N/R	$102,167

65	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006, 6.000%, 6/01/36	6/16 at 100.00	BB+	65,773

355	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	346,317

1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2013-24U, 18.121%, 5/15/39 (IF) (5)	5/23 at 100.00	AA	1,881,800
52,035	Total Education and Civic Organizations			56,208,199

	Health Care – 10.0%

970	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26	No Opt. Call	Ba2	1,095,285

1,315	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	A+	1,455,692

625	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 1270, 17.081%, 4/01/42 (IF) (5)	4/22 at 100.00	A+	864,750

1,220	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012A, 5.000%, 8/15/51 (UB) (5)	8/22 at 100.00	AA	1,334,046

695	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Tender Option Trust 4726, 18.041%, 8/15/51 (IF) (5)	8/22 at 100.00	AA	954,874

260	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Tender Option Bond Trust 2015-XF0152, 18.014%, 8/15/43 (IF) (5)	8/24 at 100.00	AA	381,685

	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 1384:
3,600	21.997%, 10/01/44 (IF) (5)	10/24 at 100.00	AA	5,643,180
795	21.917%, 10/01/44 (IF) (5)	10/24 at 100.00	AA	1,244,493

80	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120, 21.917%, 10/01/21 (IF) (5)	No Opt. Call	AA	126,752

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2015-XF0131:
200	22.165%, 8/15/20 (IF) (5)	No Opt. Call	AA	304,880
200	22.153%, 8/15/20 (IF) (5)	No Opt. Call	AA	304,822

	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 3294:
1,000	17.818%, 8/15/41 (IF) (5)	8/22 at 100.00	AA	1,419,400
250	17.823%, 8/15/41 (IF) (5)	8/22 at 100.00	AA	354,880

750	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40	7/20 at 100.00	Baa2	819,787

	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/35	11/24 at 100.00	BBB–	213,542
750	5.000%, 11/01/40	11/24 at 100.00	BBB–	798,367
1,250	5.000%, 11/01/44	11/24 at 100.00	BBB–	1,322,625

1,000	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/27	2/17 at 100.00	A–	1,048,590

Nuveen Investments	43

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
$3,300	5.250%, 12/01/44	12/24 at 100.00	BBB	$3,546,510
2,000	5.500%, 12/01/54	12/24 at 100.00	BBB	2,176,700

1,500	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System Obligated Group, Series 2015, 5.000%, 11/01/43	11/24 at 100.00	AA–	1,659,555

	California Statewide Communities Development Authority, Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2014:
2,540	5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,772,385
1,625	5.250%, 10/01/43 – AGM Insured	10/24 at 100.00	AA	1,802,629

1,480	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	A	1,627,911

1,000	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.458%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA	1,293,160

485	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008A, 5.500%, 7/01/30	7/17 at 100.00	A	523,490

	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007:
250	5.000%, 8/15/39 – NPFG Insured	8/17 at 100.00	AA–	263,023
5,750	5.000%, 8/15/47	8/17 at 100.00	BBB+	5,986,727

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
750	5.250%, 7/01/30	7/15 at 100.00	CCC	681,870
750	5.250%, 7/01/35	7/15 at 100.00	CCC	680,730

715	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 18.622%, 11/15/32 (IF)	5/18 at 100.00	AA–	935,420

1,285	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102, 18.652%, 11/15/48 (IF) (5)	5/18 at 100.00	AA–	1,681,140

350	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	AA–	389,326

1,060	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB	1,129,017

	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
1,025	5.500%, 11/01/19	No Opt. Call	Ba1	1,124,568
500	6.750%, 11/01/39	11/19 at 100.00	Ba1	550,950

500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Ba1	533,235

5,500	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/38	7/17 at 100.00	Baa2	5,714,170

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
1,000	8.000%, 12/01/26	12/21 at 100.00	BB	1,306,670
600	7.500%, 12/01/41	12/21 at 100.00	BB	731,724

2,500	Tulare Local Health Care District, California, Revenue Bonds, Series 2007, 5.200%, 11/01/32	11/17 at 100.00	B	2,211,975

150	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/32	7/17 at 100.00	Baa1	154,689

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$60	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006, 6.000%, 5/01/31	5/16 at 103.00	N/R	$62,318
51,835	Total Health Care			59,227,542

	Housing/Multifamily – 3.4%

2,000	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 2014A-III, 4.600%, 8/01/39	2/24 at 100.00	AA+	2,121,720

1,400	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	1,578,332

480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	558,859

2,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/01/48	11/23 at 100.00	N/R	2,320,180

	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
1,200	5.250%, 8/15/39	8/24 at 100.00	BBB	1,304,904
1,270	5.875%, 8/15/49	8/24 at 100.00	N/R	1,386,358
240	5.250%, 8/15/49	8/24 at 100.00	BBB	260,307

400	California Municipal Finance Authority, Revenue Bonds, University Students Coop Association, Series 2007, 4.750%, 4/01/27	4/17 at 100.00	BBB	414,236

1,000	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33	6/17 at 102.00	N/R	1,029,000

340	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	8/15 at 100.00	N/R	340,333

	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta Communities Mobile Home Park, Series 2012A:
740	5.000%, 5/15/39	5/22 at 100.00	A–	783,645
1,010	5.000%, 5/15/47	5/22 at 100.00	A–	1,065,984

1,000	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/36	9/25 at 100.00	N/R	1,028,310

1,340	Independent Cities Lease Finance Authority, California, Mobile Home Park Refunding Bonds, Rancho Feliz and Las Casitas De Sonoma, Series 2012, 5.000%, 10/15/47	No Opt. Call	BBB	1,391,630

1,000	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A, 5.125%, 5/15/41	5/16 at 100.00	A+	1,011,810

315	La Verne, California, Mobile Home Park Revenue Refunding Bonds, Copacabana Mobile Home Park, Series 2014, 5.000%, 6/15/49	6/24 at 100.00	A	339,369

1,897	San Jose, California, Multifamily Housing Revenue Bonds, Almaden Family Apartments Project, Series 2007B, 4.720%, 11/15/37 (Alternative Minimum Tax)	No Opt. Call	N/R	1,682,936

480	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	8/15 at 100.00	N/R	480,432

572	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Alternative Minimum Tax) (Mandatory Put 7/01/16)	No Opt. Call	N/R	568,591

485	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	368,110
19,169	Total Housing/Multifamily			20,035,046

Nuveen Investments	45

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family – 0.2%

$500	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E, 4.800%, 8/01/37 (Alternative Minimum Tax)	2/17 at 100.00	A–	$501,760

600	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206, 9.286%, 8/01/25 (Alternative Minimum Tax) (IF)	2/16 at 100.00	A	600,444
1,100	Total Housing/Single Family			1,102,204

	Industrials – 0.0%

65	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)	1/16 at 102.00	A–	67,822

1,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	3,450

750	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/17 at 102.00	N/R	4,058
1,815	Total Industrials			75,330

	Long-Term Care – 3.0%

3,000	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Episcopal Senior Communities, Refunding Series 2012A, 5.000%, 7/01/47	No Opt. Call	BBB+	3,207,360

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29	11/19 at 100.00	A3	606,610
1,040	8.500%, 11/01/39	11/19 at 100.00	AA	1,270,131

2,200	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.250%, 11/01/44	11/24 at 100.00	N/R	2,241,668

520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 6.250%, 10/01/39	10/19 at 100.00	BBB+	577,626

1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,066,210

450	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	11/16 at 100.00	N/R	451,948

3,605	California Statewide Community Development Authority, Senior Living Revenue Bonds, Southern California Presbyterian Homes, Series 2006A, 4.875%, 11/15/36	11/16 at 100.00	BBB–	3,610,444

1,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue Bonds, Lenbrook Project, Series 2006A, 5.125%, 7/01/37	7/17 at 100.00	N/R	1,009,660

2,452	Municipal Tax Exempt Asset Trust, California, Trust Receipt, Series 2010-7 Loma Linda University Behavioral Medicine Center, Inc, 4.390%, 12/01/26	9/15 at 100.00	N/R	2,436,332

1,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A, 8.625%, 6/01/47	6/22 at 100.00	N/R	1,201,550
16,767	Total Long-Term Care			17,679,539

	Tax Obligation/General – 5.6%

1,000	Aromas-San Juan Unified School District, San Benito, Santa Cruz and Monterey Counties, California, General Obligation Bonds, Series 2013B, 0.000%, 8/01/52 – AGM Insured	8/37 at 100.00	AA	462,760

	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/37	No Opt. Call	Aa2	811,240
5,575	0.000%, 5/01/42	5/40 at 100.00	Aa2	2,713,631
5,500	0.000%, 5/01/47	5/40 at 100.00	Aa2	2,664,970

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,250	California State, General Obligation Bonds, Tender Option Bond Trust 1342, 17.351%, 10/01/44 (IF) (5)	10/24 at 100.00	AA–	$1,881,050

	California State, General Obligation Bonds, Various Purpose Series 2013:
1,000	5.000%, 2/01/43	No Opt. Call	Aa3	1,112,920
1,630	5.000%, 4/01/43	4/23 at 100.00	Aa3	1,817,564

	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 1364:
545	13.054%, 11/01/22 (IF) (5)	No Opt. Call	AA–	579,204
750	13.054%, 11/01/44 (IF) (5)	11/24 at 100.00	AA–	797,070
1,250	13.054%, 11/01/44 (IF) (5)	11/24 at 100.00	AA–	1,328,450
1,005	13.039%, 11/01/44 (IF) (5)	11/24 at 100.00	AA–	1,067,993

1,250	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 1387, 17.519%, 8/01/35 (IF) (5)	8/24 at 100.00	AA–	1,947,500

4,610	Central Unified School District, Fresno County, California, General Obligation Bonds, Election 2008 Series 2013B, 0.000%, 8/01/37 – AGM Insured	8/22 at 44.31	AA	1,469,622

	Chabot-Las Positas Community College District, California, General Obligation Bonds, Series 2006C:
5,000	0.000%, 8/01/45 – AMBAC Insured	No Opt. Call	Aa3	1,121,200
7,000	0.000%, 8/01/46 – AMBAC Insured	No Opt. Call	Aa3	1,491,980

1,115	Denair Unified School District, Stanislaus County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	AA–	692,939

	Guam Government, General Obligation Bonds, 2009 Series A:
1,000	6.750%, 11/15/29	11/19 at 100.00	BB–	1,193,120
1,500	7.000%, 11/15/39	11/19 at 100.00	BB–	1,795,785

500	Guam Government, General Obligation Bonds, Series 2007A, 5.250%, 11/15/37	11/17 at 100.00	BB–	511,205

1,205	Jamul Dulzura Union School District, San Diego County, California, General Obligation Bonds, Election 1995 Series 2004A, 0.000%, 11/01/28 – NPFG Insured	No Opt. Call	AA–	713,131

1,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2004, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	AA–	652,790

2,250	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 – AGM Insured	8/37 at 100.00	AA	1,043,573

970	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2013C, 0.000%, 8/01/43 – BAM Insured	8/38 at 100.00	AA	426,509

250	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683, 17.758%, 8/01/37 – NPFG Insured (IF) (5)	8/17 at 100.00	AA–	315,420

1,350	Paso Robles Joint Unified School District, San Luis Obispo and Monteray Counties, California, General Obligation Bonds, Election 2006 Series 2010A, 0.000%, 9/01/34	No Opt. Call	A2	567,675

1,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Tender Option Bond Trust Series 3330, 14.159%, 1/01/21 (IF) (5)	No Opt. Call	AA–	2,127,946

500	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Series 2006, 4.550%, 9/01/30 – FGIC Insured	9/15 at 100.00	AA–	504,635

1,880	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/28 – FGIC Insured	No Opt. Call	Aa2	1,168,194
54,565	Total Tax Obligation/General			32,980,076

Nuveen Investments	47

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited – 47.7%

	Anaheim Public Financing Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C:
$330	0.000%, 9/01/28 – AGM Insured	No Opt. Call	AA	$204,442
240	0.000%, 9/01/30 – AGM Insured	No Opt. Call	AA	127,015
4,475	0.000%, 9/01/34 – AGM Insured	No Opt. Call	AA	1,933,826
4,305	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	1,770,474

435	Arvin Community Redevelopment Agency, California, Tax Allocation Bonds, Arvin Redevelopment Project, Series 2005, 5.125%, 9/01/35	9/15 at 100.00	N/R	435,639

1,000	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	8/17 at 100.00	N/R	1,021,470

	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007:
580	5.000%, 9/01/27	9/17 at 100.00	N/R	594,042
975	5.000%, 9/01/37	9/17 at 100.00	N/R	997,620

1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,089,244

1,875	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	1,986,525

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,102,700

1,600	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,691,984

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	8/15 at 100.00	N/R	1,001,480

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8D & 17B, Series 2009B:
60	8.875%, 9/01/34	9/15 at 100.00	N/R	60,683
125	8.625%, 9/01/39	9/16 at 100.00	N/R	126,328

	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2003:
1,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	AA–	842,775
2,300	0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA–	1,224,980
6,710	0.000%, 8/01/30 – AMBAC Insured	No Opt. Call	AA–	3,418,342

1,700	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	1,846,336

5,600	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	A+	2,220,904

2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A1	2,234,160

1,000	California Statewide Communities Development Authority, Community Facilities District 2012-01, Fancher Creek, Special Tax Bonds, Series 2013A, 5.700%, 9/01/43	9/23 at 100.00	N/R	1,052,220

	California Statewide Communities Development Authority, Community Facilities District 2012-02, Manteca Lifestyle Center, Special Tax Bonds, Series 2013A:
1,000	5.000%, 9/01/33	No Opt. Call	N/R	1,061,710
2,000	5.125%, 9/01/42	No Opt. Call	N/R	2,116,840

2,000	California Statewide Communities Development Authority, Lease Revenue Bonds, Community Center Project, Series 2014, 5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,232,080

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,045	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	$1,135,069

2,275	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014A, 5.000%, 9/02/43	9/22 at 100.00	N/R	2,360,790

	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014B:
1,750	4.000%, 9/02/34	9/24 at 100.00	N/R	1,661,782
2,060	5.000%, 9/02/44	9/24 at 100.00	N/R	2,153,030

1,000	California Statewide Community Development Authority, Infrastructure Program Revenue Bonds, Series 2006A, 5.200%, 9/02/36	9/15 at 103.00	N/R	1,031,530

250	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/16 at 100.00	N/R	252,948

500	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Series 2009A, 7.000%, 10/01/36	10/19 at 100.00	A–	586,275

650	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2007A, 4.500%, 8/01/35 – AMBAC Insured	8/17 at 100.00	BBB+	651,963

850	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2007C, 4.500%, 8/01/35	8/15 at 102.00	BBB–	851,471

1,845	Cathedral City Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2014A, 5.000%, 8/01/34 – AGM Insured	8/24 at 100.00	AA	2,061,972

315	Chino Public Financing Authority, California, Revenue Refunding Bonds, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	N/R	338,272

590	Chula Vista, California, Special Tax Bonds, Community Facilities District 12-1 McMillin Otay Ranch Village Seven, Series 2005, 5.250%, 9/01/30	9/15 at 100.00	N/R	594,195

1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,043,040

500	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26	8/20 at 100.00	N/R	535,300

	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
3,000	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	3,147,450
2,000	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	2,116,620
835	5.000%, 9/01/32 – AMBAC Insured	9/18 at 100.00	N/R	863,632

	Dana Point, California, Special Tax Bonds, Community Facilities District No. 2006-1, Series 2014:
250	5.000%, 9/01/38	9/23 at 100.00	N/R	260,390
1,250	5.000%, 9/01/45	9/23 at 100.00	N/R	1,296,987

990	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	1,236,777

1,610	Desert Hot Springs Redevelopment Agency, California, Merged Redevelopment Project Tax Allocation Bonds, Series 2008A-2, 5.000%, 9/01/23	9/18 at 100.00	CCC+	1,426,074

2,010	Desert Hot Springs Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Series 2008A-2, 5.600%, 9/01/38	9/18 at 100.00	CCC+	1,696,601

1,800	Eastern Municipal Water District, California, Special Tax Bonds, Community Facilities District 2001-01 French Valley Improvement Area A, Series 2015, 5.000%, 9/01/36	9/25 at 100.00	N/R	1,984,608

Nuveen Investments	49

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$950	El Dorado County, California, Special Tax Bonds, Blackstone Community Facilities District 2005-1, Series 2005, 5.250%, 9/01/35	9/16 at 100.00	N/R	$959,329

250	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/16 at 100.00	N/R	252,865

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
80	5.000%, 9/01/18	9/17 at 100.00	N/R	81,898
10	5.000%, 9/01/20	9/17 at 100.00	N/R	10,229
50	5.125%, 9/01/22	9/15 at 102.00	N/R	51,130
1,200	5.250%, 9/01/37	9/15 at 102.00	N/R	1,216,968

470	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	510,476

710	Fillmore Redevelopment Agency, Ventura County, California, Central City Redevelopment Project, Subordinate Lien Tax Allocation Bonds, Series 2006A, 5.375%, 5/01/31	11/16 at 100.00	N/R	714,054

1,350	Fontana, California, Community Facilities District No. 22, Special Tax Refunding Bonds, Sierra Hills South, Series 2014, 5.000%, 9/01/34	No Opt. Call	N/R	1,495,327

1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006, 5.000%, 9/01/36	9/15 at 101.00	N/R	1,013,360

	Fullerton, California, Special Tax Bonds, Community Facilities District 2 Amerige Heights, Series 2014:
680	5.000%, 9/01/34	9/23 at 100.00	N/R	723,432
2,305	5.000%, 9/01/44	9/23 at 100.00	N/R	2,415,986

3,750	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 1389, 17.790%, 6/01/45 (IF) (5)	6/25 at 100.00	A+	5,171,137

500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	538,590

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
880	6.625%, 12/01/30	12/20 at 100.00	B+	982,256
1,000	6.875%, 12/01/40	12/20 at 100.00	B+	1,116,920

1,000	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	N/R	1,018,500

1,000	Hemet Unified School District Financing Authority, California, Special Tax Revenue Bonds, Series 2015, 5.000%, 9/01/39	3/25 at 100.00	N/R	1,064,530

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	N/R	1,000,820
1,000	5.000%, 8/01/35 – AMBAC Insured	8/15 at 100.00	N/R	1,000,350
800	4.750%, 8/01/35 – AMBAC Insured	8/15 at 100.00	N/R	799,968

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2007A:
365	4.625%, 8/01/37 – AMBAC Insured	2/18 at 100.00	N/R	366,580
745	4.750%, 8/01/42 – AMBAC Insured	2/18 at 100.00	N/R	749,060
150	5.000%, 8/01/42 – AMBAC Insured	2/18 at 100.00	N/R	151,863

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
1,250	5.500%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,296,812
1,000	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	N/R	1,033,210
1,105	5.000%, 9/01/31 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,130,537
1,920	5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	N/R	1,953,850

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014:
$1,910	4.000%, 9/01/35	9/24 at 100.00	N/R	$1,882,057
1,990	5.000%, 9/01/35	9/24 at 100.00	N/R	2,149,479

250	Imperial, California, Special Tax Bonds, Community Facilities District 2004-3 Bratton Development, Series 2006B, 5.000%, 9/01/37	9/16 at 100.00	N/R	251,385

	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A:
655	5.000%, 8/15/21	No Opt. Call	BBB–	707,184
500	5.250%, 8/15/28	8/18 at 100.00	BBB–	538,130

	Inglewood Public Financing Authority, California, Lease Revenue Bonds, Refunding Series 2012:
2,530	0.000%, 8/01/23	No Opt. Call	Baa1	1,825,243
1,600	0.000%, 8/01/25	No Opt. Call	Baa1	993,824
1,050	0.000%, 8/01/28	8/22 at 66.37	Baa1	516,915
2,430	0.000%, 8/01/33	No Opt. Call	Baa1	807,319
1,650	0.000%, 8/01/35	No Opt. Call	Baa1	465,696

120	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District Series 2006A, 5.125%, 9/01/36	9/16 at 100.00	N/R	121,934

500	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/39	9/24 at 100.00	N/R	537,260

250	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014A, 5.000%, 9/01/42	9/24 at 100.00	BBB+	270,170

3,380	Jurupa Unified School District, California, Special Tax Bonds, Community Facilities District 9, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	3,517,363

335	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%, 9/01/37	No Opt. Call	N/R	362,249

1,220	Lake Elsinore Unified School District, California, Special Tax Bonds, Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35	No Opt. Call	N/R	1,223,953

3,000	Lammersville Joint Unified School District, Special Tax Bonds, California, Community Facilities District 2002, Mountain House, Series 2013, 5.000%, 9/01/37	9/22 at 100.00	N/R	3,146,670

2,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 0.000%, 9/01/32	9/22 at 100.00	N/R	2,093,320

710	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39	No Opt. Call	BBB	820,696

	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Subordinate Refunding Series 2003:
500	4.750%, 8/01/27 – NPFG Insured	8/15 at 102.00	AA–	507,960
1,000	4.750%, 8/01/33 – NPFG Insured	8/15 at 102.00	AA–	1,008,050

	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B:
1,000	5.125%, 9/01/28	9/23 at 100.00	N/R	1,095,550
500	5.250%, 9/01/32	9/23 at 100.00	N/R	544,765

	Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1 Sorrento Project, Series 2014A:
600	5.000%, 9/01/34	9/24 at 100.00	N/R	645,036
935	5.000%, 9/01/39	9/24 at 100.00	N/R	992,792
1,825	5.000%, 9/01/43	9/24 at 100.00	N/R	1,923,477

Nuveen Investments	51

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,545	Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina Project, Series 2015, 5.000%, 5/15/45 (WI/DD, Settling 6/03/15)	5/25 at 100.00	BBB	$1,647,325

2,615	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42	8/29 at 100.00	AA–	1,884,369

1,275	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.250%, 9/01/38	9/21 at 100.00	A–	1,601,209

2,022	Manteca Unified School District, San Joaquin County, California, Certificates of Participation, Series 2004, 0.000%, 9/15/33 – NPFG Insured	No Opt. Call	AA–	821,983

	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011A:
300	7.250%, 8/01/31	8/21 at 100.00	A–	375,933
1,550	7.500%, 8/01/41	8/21 at 100.00	A–	1,964,160

500	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011B, 7.500%, 8/01/41	8/21 at 100.00	A–	633,600

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-6, Series 2014:
500	4.125%, 9/01/39	9/15 at 103.00	N/R	497,000
500	4.250%, 9/01/44	9/15 at 103.00	N/R	499,555

	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 1, Series 2015:
2,000	5.000%, 9/01/39	No Opt. Call	N/R	2,090,800
500	4.250%, 9/01/44	No Opt. Call	N/R	473,905
1,000	5.000%, 9/01/44	No Opt. Call	N/R	1,041,290

	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A:
1,890	0.000%, 12/01/21 – AMBAC Insured	No Opt. Call	N/R	1,395,330
1,055	0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	675,274

130	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006, 5.300%, 9/01/36	9/15 at 100.00	N/R	101,986

1,185	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.000%, 9/01/33	9/24 at 100.00	N/R	1,286,341

65	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	65,770

1,000	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2007-1, Series 2015, 4.000%, 9/01/44	No Opt. Call	N/R	936,050

1,000	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007, 5.000%, 9/01/37	9/17 at 100.00	N/R	1,018,920

1,310	Murrieta Valley Unified School District Public Finance Authority, Riverside County, California, Refunding Bonds Series 2013, 5.000%, 9/01/33	9/23 at 100.00	N/R	1,386,137

590	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	9/15 at 100.00	N/R	592,372

2,000	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A–	2,509,000

330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	398,063

52	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,265	Oakdale Public Financing Authority, California, Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	$1,351,083

2,500	Oakley Public Financing Authority, Contra Costa County, California, Revenue Bonds, Refunding Series 2014, 5.000%, 9/02/36 – BAM Insured	9/24 at 100.00	AA	2,738,300

455	Oceanside, California, Community Facilities District No. 2000-1, Special Tax Refunding Bonds, Ocean Ranch Corporate Centre, Series 2014A, 4.000%, 9/01/32	9/23 at 100.00	N/R	445,158

1,000	Pacifica, California, Certificates of Participation, Series 2008, 5.375%, 1/01/37 – AMBAC Insured	1/16 at 102.00	A–	1,030,070

	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 2, Series 2006D:
1,495	0.000%, 8/01/31	No Opt. Call	N/R	569,012
1,560	0.000%, 8/01/32	No Opt. Call	N/R	557,669
1,625	0.000%, 8/01/33	No Opt. Call	N/R	546,650
1,705	0.000%, 8/01/34	No Opt. Call	N/R	539,564
2,075	0.000%, 8/01/35	8/16 at 31.93	N/R	618,433

3,530	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	9/15 at 103.00	N/R	3,620,015

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
290	5.000%, 9/01/21	9/16 at 100.00	N/R	294,072
350	5.300%, 9/01/32	9/16 at 100.00	N/R	354,246
910	5.450%, 9/01/32	9/16 at 100.00	N/R	921,521
1,345	5.500%, 9/01/36	9/16 at 100.00	N/R	1,361,786

1,600	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	8/15 at 102.00	BB	1,586,736

1,000	Palm Drive Health Care District, Sonoma County, California, Parcel Tax Revenue Bonds, Series 2005, 5.250%, 4/01/30	8/15 at 100.00	BB	969,860

500	Palm Springs Financing Authority, California, Lease Revenue Bonds, Downtown Revitalization Project, Series 2012B, 5.000%, 6/01/35	No Opt. Call	AA	547,215

1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Refunding Series 2004A, 5.000%, 9/01/34 – NPFG Insured	9/18 at 100.00	AA–	1,023,520

1,230	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%, 12/01/30 – AMBAC Insured	No Opt. Call	A–	591,753

1,290	Palmdale, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2005, 6.750%, 9/01/35	8/15 at 100.00	N/R	1,291,213

995	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	1,087,306

1,000	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E, 4.250%, 9/01/38	9/24 at 100.00	N/R	1,015,380

1,150	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-1, Meritage Homes, Refunding Series 2014B, 5.000%, 9/01/38	9/23 at 100.00	N/R	1,224,002

1,055	Perris Public Finance Authority, California, Local Agency Revenue Bonds, Perris Valley Vistas IA3, Series 2008B, 6.625%, 9/01/38	9/16 at 100.00	N/R	1,085,901

2,750	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2015, 5.000%, 9/01/41	3/25 at 100.00	N/R	2,898,142

Nuveen Investments	53

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	$1,645,950

	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999:
2,990	0.000%, 8/01/27 – AMBAC Insured	No Opt. Call	A	1,721,313
2,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	1,370,675

1,580	Pittsburg Redevelopment Agency, California, Tax Allocation Refunding Bonds, Los Medanos Community Development Project, Series 2006C, 4.250%, 9/01/34 – AMBAC Insured	9/16 at 100.00	BBB–	1,548,337

350	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paguay Redevelopment Project, Series 2001, 5.125%, 6/15/33 – AMBAC Insured	6/15 at 100.00	N/R	350,452

1,285	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Refunding Bonds, Series 2015B, 4.000%, 9/01/36 – BAM Insured (WI/DD, Settling 6/04/15)	9/25 at 100.00	AA	1,282,893

	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2015:
750	5.000%, 9/01/33	9/25 at 100.00	N/R	809,265
800	5.000%, 9/01/35	9/25 at 100.00	N/R	858,584
1,000	5.000%, 9/01/36	9/25 at 100.00	N/R	1,070,920

1,000	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 10/01/41 – BAM Insured	10/23 at 100.00	AA	1,091,000

2,000	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2004-1 Sunridge Park Area, Series 2007, 6.125%, 9/01/37	9/17 at 100.00	N/R	2,088,000

3,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	10/15 at 102.00	N/R	3,061,380

620	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Refunding Series 2012, 5.000%, 9/01/37	No Opt. Call	N/R	682,856

500	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Series 2005, 5.500%, 9/01/37	9/15 at 100.00	N/R	503,535

	Redwood City Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2, Series 2003A:
1,755	0.000%, 7/15/29 – AMBAC Insured	No Opt. Call	A–	909,792
1,260	0.000%, 7/15/31 – AMBAC Insured	No Opt. Call	A–	592,364

500	Redwood City, California, Special Tax Bonds, Community Facilities District 2010-1 One Marina, Series 2011, 7.500%, 9/01/31	9/16 at 103.00	N/R	539,190

680	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1, Refunding Series 2014, 5.000%, 9/01/35	9/24 at 100.00	N/R	722,568

1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 1393, 18.274%, 11/01/45 (IF) (WI/DD, Settling 6/11/15)	11/25 at 100.00	AA–	1,823,400

1,295	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	AA–	877,686

180	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects, Series 2004, 5.000%, 10/01/35 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	180,135

1,380	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Desert Communities Redevelopment Project, Refunding Series 2014A, 5.000%, 10/01/32 – AGM Insured	10/24 at 100.00	AA	1,550,651

3,160	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Refunding Series 2014E, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	3,186,923

54	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$955	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Refunding Series 2014A, 5.000%, 10/01/30 – AGM Insured	10/24 at 100.00	AA	$1,082,884

2,000	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,257,540

500	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40	10/20 at 100.00	BBB+	584,975

205	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42	10/21 at 100.00	A–	256,531

	Riverside County, California, Community Facilities District 05-8, Scott Road, Special Tax Bonds Series 2013:
660	5.000%, 9/01/32	9/22 at 100.00	N/R	711,216
2,000	5.000%, 9/01/42	9/22 at 100.00	N/R	2,130,380

2,115	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014, 5.000%, 9/01/30	9/24 at 100.00	N/R	2,139,830

870	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35	9/22 at 100.00	N/R	938,086

	Riverside Public Financing Authority, California, Tax Allocation Bonds, University Corridor, Series 2007C:
2,000	4.500%, 8/01/30 – NPFG Insured	No Opt. Call	AA–	2,028,000
510	5.000%, 8/01/37 – NPFG Insured	8/17 at 100.00	AA–	519,629

1,000	RNR School Financing Authority, Community Facilities District No. 92-1 County of Kern, California, Subordinate Special Tax Refunding Bonds, Series 2015A, 5.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	1,107,350

	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
1,010	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	AA–	386,679
1,155	0.000%, 9/01/35 – NPFG Insured	No Opt. Call	AA–	423,053

935	Rohnert Park Community Development Agency, California, Tax Allocation Bonds, Series 1999, 0.000%, 8/01/33	No Opt. Call	AA–	402,312

3,775	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 3, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	N/R	3,946,951

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	9/15 at 102.00	N/R	1,022,670

1,100	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014, 5.000%, 9/01/34	9/24 at 100.00	N/R	1,097,217

1,800	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2006, 5.125%, 9/01/26	9/16 at 100.00	N/R	1,824,768

1,510	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 4698, 18.465%, 12/01/33 – AMBAC Insured (IF) (5)	No Opt. Call	A+	2,756,414

	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A:
4,295	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	AA–	1,983,818
4,435	0.000%, 12/01/32 – FGIC Insured	No Opt. Call	AA–	1,944,836

Nuveen Investments	55

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$345	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	$362,174

428	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 3/27/26	12/15 at 100.00	N/R	398,905

480	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	AA–	508,498

1,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	No Opt. Call	N/R	1,074,040

500	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–	577,445

405	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33	8/22 at 100.00	N/R	443,556

100	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2003., 4.900%, 8/01/33 – FGIC Insured	8/16 at 100.00	AA–	101,669

360	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A, 5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	AA–	362,840

165	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006B, 4.500%, 8/01/35 – RAAI Insured	8/16 at 100.00	AA	169,450

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C:
500	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA–	538,730
1,000	3.750%, 8/01/28 – NPFG Insured	8/17 at 100.00	AA–	1,016,440
320	4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	AA–	327,123

4,025	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured	8/17 at 100.00	BBB+	4,070,080

1,000	San Marcos Public Facilities Authority, California, Special Tax Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 – AGM Insured	9/24 at 100.00	AA	1,110,980

1,865	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 1, 2 and 3, Series 2003A, 5.000%, 8/01/33 – FGIC Insured	No Opt. Call	AA–	1,879,081

250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24	No Opt. Call	AA–	314,753

500	Shafter Community Development Agency, Kern County, California, Tax Allocation Bonds, Shafter Community Development Project Area 2, Refunding Series 2006A, 5.450%, 11/01/36	11/16 at 100.00	N/R	507,405

1,000	South Tahoe Joint Powers Financing Authority, California, Revenue Bonds, South Tahoe Redevelopment Project Area 1, Series 2014A, 4.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	1,004,980

	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004:
305	5.125%, 9/01/30 – FGIC Insured	8/16 at 100.00	AA–	304,991
235	5.250%, 9/01/34 – FGIC Insured	8/16 at 100.00	AA–	234,986

1,655	Stockton Public Financing Authority, California, Revenue Bonds, Stockton Redevelopment Project, Series 2006A, 5.250%, 9/01/31 – RAAI Insured	9/16 at 100.00	AA	1,684,459

	Stockton Redevelopment Agency, California, Revenue Bonds, Stockton Events Center Arena Project, Series 2004:
135	4.250%, 9/01/25 – FGIC Insured	8/16 at 100.00	AA–	131,648
420	5.000%, 9/01/28 – FGIC Insured	8/16 at 100.00	AA–	419,996
1,700	5.000%, 9/01/36 – FGIC Insured	8/16 at 100.00	AA–	1,699,915

56	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$2,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	$2,582,975

1,250	Successor Agency to the San Francisco City and County Redevelopment Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	BBB+	1,358,125

5,000	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39	3/24 at 100.00	BBB+	5,408,200

2,000	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	No Opt. Call	N/R	2,043,700

	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2000-1, Tejon Industrial Complex Public Improvements, Refunding Series 2012:
1,635	5.500%, 9/01/30	9/22 at 100.00	N/R	1,770,885
500	5.500%, 9/01/33	9/22 at 100.00	N/R	536,700

1,000	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-02 Roripaugh, Series 2006, 5.450%, 9/01/26	9/15 at 101.00	N/R	1,002,310

1,575	Temecula Valley Unified School District Financing Authority, Riverside County, California, Special Tax Revenue Bonds, Series 2015, 5.000%, 9/01/40 – BAM Insured	No Opt. Call	AA	1,718,372

400	Temecula Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Series 2014, 4.250%, 9/01/44	9/24 at 100.00	N/R	412,296

1,000	Tulare Public Financing Authority, California, Lease Revenue Bonds, Series 2008, 5.375%, 4/01/35	No Opt. Call	AA	1,098,130

530	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.250%, 9/01/29	3/21 at 100.00	A–	656,723

650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.650%, 9/01/42	9/21 at 100.00	BBB+	817,096

500	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33	12/21 at 100.00	A	620,940

2,000	Val Verde Unified School District Financing Authority, California, Special Tax Revenue Bonds, Series 2015, 5.000%, 9/01/37	3/25 at 100.00	N/R	2,121,920

500	Victor Elementary School District, Los Angeles County, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2007A, 5.500%, 9/01/37	9/15 at 102.00	N/R	509,715

700	Victor Valley Union High School District, San Bernardino County, California, Special Tax Bonds, Community Facilities District 2007-1, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	N/R	737,352

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	No Opt. Call	BBB+	2,165,660

600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A–	762,066

3,705	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	4,049,157

500	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A	574,575

	Westside Union School District, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2006:
700	5.000%, 9/01/26	9/15 at 101.00	N/R	709,415
1,340	5.000%, 9/01/36	9/15 at 101.00	N/R	1,356,361

Nuveen Investments	57

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$290	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/27	1/17 at 102.00	N/R	$173,997

490	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Series 2007, 5.250%, 9/01/39 – RAAI Insured	9/17 at 100.00	AA	504,906

135	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005, 5.125%, 9/01/35	9/15 at 100.00	N/R	135,448
306,075	Total Tax Obligation/Limited			282,698,264

	Transportation – 5.3%

1,125	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985, 17.674%, 4/01/17 (IF)	No Opt. Call	AA	1,777,027

2,255	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/33	No Opt. Call	BBB–	1,003,362

3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BB+	3,553,200

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 2013A:
5,000	0.000%, 1/15/37 – AGM Insured	No Opt. Call	AA	1,981,800
1,775	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	1,960,594
1,030	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,194,594

	Guam International Airport Authority, Revenue Bonds, Series 2013C:
745	6.250%, 10/01/34 (Alternative Minimum Tax)	10/23 at 100.00	BBB	871,456
500	6.125%, 10/01/43 – AGM Insured (Alternative Minimum Tax)	10/23 at 100.00	AA	582,385

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
35	5.450%, 7/01/20 (Alternative Minimum Tax)	7/16 at 100.00	N/R	35,341
40	5.550%, 7/01/28 (Alternative Minimum Tax)	7/16 at 100.00	N/R	40,152

	Palm Springs, California, Airport Passenger Facility Charge Subordinate Refunding Revenue Bonds, Palm Springs International Airport, Series 2008:
250	6.400%, 7/01/23 (Alternative Minimum Tax)	7/16 at 100.00	N/R	252,858
430	6.500%, 7/01/27 (Alternative Minimum Tax)	7/16 at 100.00	N/R	434,872

1,290	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 1381, 17.208%, 5/01/44 (IF) (5)	5/24 at 100.00	A+	1,890,598

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B:
5,000	5.250%, 1/15/44	1/25 at 100.00	BB+	5,432,650
800	5.250%, 1/15/49	1/25 at 100.00	BB+	858,312

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
6,000	5.000%, 1/15/44	1/25 at 100.00	BBB–	6,500,220
650	5.000%, 1/15/50	1/25 at 100.00	BBB–	691,912

1,000	San Jose, California, Airport Revenue Bonds, Refunding Series 2014C, 5.000%, 3/01/31	3/24 at 100.00	A2	1,131,560

1,000	San Jose, California, Airport Revenue Bonds, Series 2007B, 5.000%, 3/01/33 – AMBAC Insured	3/17 at 100.00	A2	1,049,700
31,925	Total Transportation			31,242,593

58	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed – 2.7% (6)

$365	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37 (Pre-refunded 2/01/17)	2/17 at 101.00	N/R (6)	$393,846

40	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35 (Pre-refunded 10/01/15)	10/15 at 100.00	N/R (6)	40,641

5	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/36 (Pre-refunded 11/01/15)	11/15 at 100.00	N/R (6)	5,101

1,000	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	1,307,030

1,415	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R (6)	1,775,797

3,350	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)	7/17 at 100.00	AA+ (6)	3,599,173

1,115	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 25 Eastvale Area, Series 2008A, 8.375%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (6)	1,371,561

955	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (6)	1,175,022

1,490	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)	12/17 at 100.00	BBB (6)	1,760,301

250	Los Banos Redevelopment Agency, California, Tax Allocation Bonds, Los Banos Redevelopment Project, Series 2006, 5.000%, 9/01/36 – RAAI Insured (Pre-refunded 9/01/16)	9/16 at 100.00	AA (6)	263,783

50	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36 (Pre-refunded 6/01/16)	6/16 at 101.00	N/R (6)	53,420

7,890	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B, 0.000%, 9/01/33 (Pre-refunded 9/01/16)	9/16 at 32.62	A (6)	2,554,466

1,000	Sacramento Municipal Utility District Financing Authority, California, Consumnes Power Plant Project Revenue Bonds, Series 2006, 5.125%, 7/01/29 – NPFG Insured (Pre-refunded 7/01/16)	7/16 at 100.00	AA–(6)	1,051,790

250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 (ETM)	No Opt. Call	AA– (6)	312,898

100	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (6)	107,502
19,275	Total U.S. Guaranteed			15,772,331

	Utilities – 1.7%

	Guam Power Authority, Revenue Bonds, Series 2014A:
500	5.000%, 10/01/39	10/24 at 100.00	AA	567,385
2,000	5.000%, 10/01/44	10/24 at 100.00	AA	2,255,840

Nuveen Investments	59

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
$25	5.500%, 11/15/28	No Opt. Call	A	$29,101
325	5.000%, 11/15/29	No Opt. Call	A	361,556
3,155	5.500%, 11/15/37	No Opt. Call	A	3,727,128

50	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.500%, 11/01/39	No Opt. Call	A	65,798

1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	1,315,970

	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A:
1,000	5.000%, 11/01/29	No Opt. Call	A	1,145,460
720	5.000%, 11/01/33	No Opt. Call	A	822,341
8,775	Total Utilities			10,290,579

	Water and Sewer – 4.3%

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
200	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	212,486
2,000	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	2,098,400

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Series 2012:
2,000	5.000%, 7/01/37	No Opt. Call	Baa3	2,072,340
6,250	5.000%, 11/21/45	No Opt. Call	Baa3	6,469,625

500	Dinuba Financing Authority, California, Wastewater System Revenue Bonds, Series 2007, 5.375%, 9/01/38	9/17 at 100.00	N/R	507,710

	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010:
1,000	5.250%, 7/01/25	7/20 at 100.00	A–	1,101,970
1,000	5.500%, 7/01/30	7/20 at 100.00	A–	1,095,870

	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
500	5.250%, 7/01/33	7/23 at 100.00	A–	558,175
4,125	5.500%, 7/01/43	7/23 at 100.00	A–	4,676,843

2,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 3403, 22.603%, 7/01/22 (IF)	No Opt. Call	AA	3,308,200

1,500	Pico Rivera Water Authority, California, Water System Project, Revenue Refunding Bonds, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	AA–	1,699,005

1,250	Stockton Public Financing Authority, California, Water Revenue Bonds, Delta Water Supply Project, Series 2010A, 6.250%, 10/01/40	10/23 at 100.00	A	1,495,675
22,325	Total Water and Sewer			25,296,299
$660,831	Total Municipal Bonds (cost $555,431,106)			587,147,749

60	Nuveen Investments

Shares	Description (1)			Value

	COMMON STOCKS – 0.7%

	Industrials – 0.7%

94,060	American Airlines Group Inc. (7)			$3,985,322
	Total Common Stocks (cost $2,851,418)			3,985,322
	Total Long-Term Investments (cost $558,282,524)			591,133,071
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.6%

	MUNICIPAL BONDS – 0.6%

	Health Care – 0.6%

$2,900	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 6.000%, 7/10/15 (8)	No Opt. Call	N/R	$2,907,163

280	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 7/10/15 (8)	No Opt. Call	N/R	280,692

430	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014C, 6.000%, 7/10/15 (8)	No Opt. Call	N/R	431,062
$3,610	Total Short-Term Investments (cost $3,610,000)			3,618,917
	Total Investments (cost $561,892,524) – 100.5%			594,751,988
	Floating Rate Obligations – (0.2)%			(915,000)
	Other Assets Less Liabilities – (0.3)% (9)			(1,776,991)
	Net Assets – 100%			$592,059,997

Investments in Derivatives as of May 31, 2015

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (10)	Current Credit Spread (11)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Citibank	Commonwealth of Puerto Rico	Buy	16.64%	$2,000,000	5.000%	12/20/19	$485,744	$43,222

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays PLC	$6,000,000	Receive	USD-BMA	3.254%	Quarterly	8/28/15	8/28/45	$(1,150,206)
JPMorgan	15,000,000	Receive	USD-BMA	3.240	Quarterly	7/27/15	7/27/45	(2,863,403)
	$21,000,000							$(4,013,609)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Nuveen Investments	61

Nuveen California High Yield Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$587,147,749	$—	$587,147,749
Common Stocks	3,985,322	—	—	3,985,322
Short-Term Investments:
Municipal Bonds	—	—	3,618,917	3,618,917
Investments in Derivatives:
Credit Default Swaps*	—	43,222	—	43,222
Interest Rate Swaps*	—	(4,013,609)	—	(4,013,609)
Total	$3,985,322	$583,177,362	$3,618,917	$590,781,601
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments (excluding investments in derivatives) was $560,327,437.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$40,234,841
Depreciation	(6,725,290)
Net unrealized appreciation (depreciation) of investments	$33,509,551

62	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(7)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(10)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(11)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

USD-BMA	United States Dollar-Bond Market Association

Nuveen Investments	63

Nuveen California Municipal Bond Fund

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.9%

	MUNICIPAL BONDS – 98.9%

	Consumer Staples – 3.5%

$2,305	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	8/15 at 100.00	Baa1	$2,305,254

3,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.650%, 6/01/41	12/18 at 100.00	B+	3,129,000

1,980	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A., 5.600%, 6/01/36	12/18 at 100.00	B+	1,830,589

200	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BBB+	199,684

11,085	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	6/17 at 100.00	B	9,273,379

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
9,500	5.375%, 6/01/38	6/15 at 100.00	B–	7,973,350
3,105	5.500%, 6/01/45	6/15 at 100.00	B–	2,543,895

3,700	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.000%, 6/01/37	8/15 at 100.00	BB+	3,148,663
35,375	Total Consumer Staples			30,403,814

	Education and Civic Organizations – 4.5%

1,000	California Educational Facilities Authority, Revenue Bonds, Pitzer College, Refunding Series 2009, 5.375%, 4/01/34	4/20 at 100.00	A2	1,137,080

1,000	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2008A, 5.000%, 8/01/28	8/18 at 100.00	A3	1,090,990

	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
105	5.000%, 11/01/21	11/15 at 100.00	A2	106,986
1,000	5.000%, 11/01/30	11/15 at 100.00	A2	1,017,240

1,500	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.750%, 8/01/33	8/23 at 100.00	BB	1,720,245

1,125	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education – Multiple Projects, Series 2014A, 7.250%, 6/01/43	6/22 at 102.00	N/R	1,277,516

400	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/26	6/16 at 100.00	BBB–	404,408

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
960	6.750%, 10/01/28	10/18 at 100.00	N/R	1,011,744
1,500	7.000%, 10/01/39	10/18 at 100.00	N/R	1,586,820

	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A:
1,000	5.000%, 10/01/18	No Opt. Call	Baa1	1,094,690
500	5.625%, 10/01/23	4/18 at 100.00	Baa1	547,055

64	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations (continued)

$855	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 5.750%, 1/01/22	No Opt. Call	N/R	$921,126

1,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A, 6.125%, 6/01/30	6/20 at 100.00	Baa1	1,752,615

	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013:
2,000	6.900%, 7/01/43	7/23 at 100.00	BB+	2,259,820
4,040	7.000%, 7/01/48	7/23 at 100.00	BB+	4,562,978

695	California State Public Works Board, Lease Revenue Bonds, California State University, J, 5.500%, 11/01/26	11/19 at 100.00	Aa3	800,466

500	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.400%, 3/01/26	3/20 at 100.00	Aa3	578,190

	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2012D:
3,000	5.000%, 9/01/33	No Opt. Call	Aa3	3,382,230
4,000	5.000%, 9/01/34	No Opt. Call	Aa3	4,481,960

1,035	California State Public Works Board, Lease Revenue Refunding Bonds, Community College Projects, Series 2004B, 5.500%, 6/01/19	8/15 at 100.00	A1	1,039,575

1,700	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,990,717

1,000	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/29	11/16 at 100.00	N/R	1,009,520

4,765	University of California, General Revenue Bonds, Refunding Series 2009O, 5.250%, 5/15/39	5/19 at 100.00	AA	5,385,736
35,180	Total Education and Civic Organizations			39,159,707

	Health Care – 11.3%

2,000	Antelope Valley Healthcare District, California, Insured Revenue Refunding Bonds, Series 1997A, 5.200%, 1/01/27 – AGM Insured	7/15 at 100.00	AA	2,005,040

	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A:
1,810	7.000%, 3/01/31	3/21 at 100.00	Ba2	2,031,200
2,000	7.250%, 3/01/36	3/21 at 100.00	Ba2	2,251,160

2,025	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2010B, 5.750%, 11/15/31	11/20 at 100.00	AA	2,383,870

500	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.250%, 3/01/21	3/19 at 100.00	A	568,190

1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008G, 5.500%, 7/01/25	7/18 at 100.00	A	1,116,450

3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	3,390,210

1,000	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2012A, 5.000%, 11/15/29	No Opt. Call	BBB+	1,066,930

1,000	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital of Orange County, Series 2009A, 6.500%, 11/01/38	11/19 at 100.00	A	1,181,620

3,940	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	A+	4,361,541

830	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA	927,268

Nuveen Investments	65

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$905	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014A, 5.000%, 10/01/38	10/24 at 100.00	AA	$1,010,776

1,825	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA	2,032,156

6,000	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital – San Diego, Series 2011, 5.000%, 8/15/31	8/21 at 100.00	AA–	6,872,640

200	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Refunding Series 2008A, 5.000%, 10/01/22	10/18 at 100.00	AA	225,276

1,830	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46	11/16 at 100.00	AA–	1,922,964

2,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B, 6.000%, 8/15/42	8/20 at 100.00	AA–	2,378,020

2,010	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	A–	2,252,527

2,000	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2011A, 6.000%, 6/01/33	6/21 at 100.00	AA–	2,401,680

1,500	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System Obligated Group, Series 2015, 5.000%, 11/01/43	11/24 at 100.00	AA–	1,659,555

1,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.625%, 7/01/35	7/18 at 100.00	A	1,098,890

	California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical Center, Refunding Series 2008A:
125	5.250%, 8/15/19	8/18 at 100.00	A+	141,410
500	5.500%, 8/15/23	8/18 at 100.00	A+	566,975
2,155	6.250%, 8/15/28	8/18 at 100.00	A+	2,486,267

2,235	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/30	7/15 at 100.00	CCC	2,031,973

4,230	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	7/15 at 100.00	CCC	3,830,265

1,615	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	1,690,291

3,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2007B, 0.964%, 4/01/36	4/17 at 100.00	A+	2,639,130

2,010	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38	8/19 at 100.00	Aa2	2,389,327

	California Statewide Community Development Authority, Revenue Bonds, St:
1,100	5.500%, 7/01/27 – FGIC Insured	7/18 at 100.00	AA–	1,232,528
500	5.500%, 7/01/27 – FGIC Insured	7/18 at 100.00	AA–	560,240
8,225	5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	9,195,550

	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011:
2,015	5.250%, 1/01/27	1/21 at 100.00	A	2,257,082
3,705	5.250%, 1/01/35	1/21 at 100.00	A	4,046,156
2,500	5.250%, 1/01/42	1/21 at 100.00	A	2,730,200

1,335	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.375%, 12/01/25	12/20 at 100.00	BB	1,504,331

66	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,580	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB	$1,682,874

7,600	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Ba1	8,374,440

3,625	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Ba1	3,865,954

3,040	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41	1/21 at 100.00	A–	3,518,405
89,470	Total Health Care			97,881,361

	Housing/Multifamily – 1.6%

1,485	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	1,638,564

1,580	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	1,707,538

1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	1,164,290

	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
170	5.250%, 8/15/39	8/24 at 100.00	BBB	184,861
455	5.250%, 8/15/49	8/24 at 100.00	BBB	493,497

410	California Statewide Communities Development Authority, Student Housing Revenue Bonds, CHF-Irvine, LLC-UCI East Campus Apartments, Phase II, Series 2008, 5.500%, 5/15/26	5/18 at 100.00	Baa2	448,401

4,180	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	6/15 at 100.00	N/R	4,182,717

1,790	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	7/15 at 100.00	N/R	1,792,434

1,395	San Jose, California, Multifamily Housing Senior Lien Revenue Bonds, Fallen Leaves Apartments, Series 2002J1, 4.950%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax)	8/15 at 100.00	N/R	1,396,116

1,000	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.150%, 12/01/31 – AMBAC Insured (Alternative Minimum Tax)	12/16 at 100.00	N/R	1,005,760
13,465	Total Housing/Multifamily			14,014,178

	Housing/Single Family – 0.0%

110	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	A–	114,569

	Industrials – 0.1%

500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005A-2., 5.400%, 4/01/25 (Alternative Minimum Tax)	6/15 at 101.00	A–	507,230

	Long-Term Care – 1.2%

3,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds, The Institute on Aging, Series 2008A, 5.650%, 8/15/38	8/18 at 100.00	A+	3,329,730

Nuveen Investments	67

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Long-Term Care (continued)

$1,275	California Health Facilities Financing Authority, Revenue Bonds, Northern California Presbyterian Homes& Services Inc., Series 2015, 5.000%, 7/01/44	7/25 at 100.00	A+	$1,414,026

1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.000%, 11/01/29	11/19 at 100.00	A3	1,213,220

2,000	California Municipal Finance Authority, Senior Living Revenue Bonds, Pilgrim Place at Claremont, Series 2009A, 6.125%, 5/15/39	5/19 at 100.00	A+	2,311,000

560	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging, Series 2008, 4.500%, 11/15/19	5/18 at 100.00	A+	595,728

750	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	11/16 at 100.00	N/R	753,248

1,000	Eden Township Healthcare District, California, Certificates of Participation, Installment Sale Agreement with Eden Hospital Health Services Corporation, Series 2010, 6.000%, 6/01/30	6/20 at 100.00	BBB+	1,064,490
9,585	Total Long-Term Care			10,681,442

	Tax Obligation/General – 27.1%

1,000	Acalanes Union High School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26	No Opt. Call	Aa1	709,610

4,000	Alum Rock Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Refunding Series 2013A, 6.000%, 8/01/39	8/23 at 100.00	AA–	4,893,040

6,600	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C, 0.000%, 5/01/42	5/40 at 100.00	Aa2	3,212,550

	California State, General Obligation Bonds, Various Purpose Refunding Series 2014:
1,265	5.000%, 8/01/31	8/24 at 100.00	Aa3	1,461,012
6,880	5.000%, 8/01/32	8/24 at 100.00	Aa3	7,916,403
1,205	5.000%, 8/01/33	8/24 at 100.00	Aa3	1,382,376

28,370	California State, General Obligation Bonds, Various Purpose Refunding Series 2015, 5.000%, 8/01/33	2/25 at 100.00	Aa3	32,741,250

	California State, General Obligation Bonds, Various Purpose Series 2009:
600	5.625%, 4/01/26	4/19 at 100.00	Aa3	693,438
5,000	5.500%, 11/01/34	11/19 at 100.00	Aa3	5,796,800
4,060	6.000%, 11/01/39	11/19 at 100.00	Aa3	4,869,686

	California State, General Obligation Bonds, Various Purpose Series 2010:
5,000	5.250%, 3/01/30	3/20 at 100.00	Aa3	5,807,450
10,000	5.500%, 3/01/40	3/20 at 100.00	Aa3	11,658,900
4,000	5.250%, 11/01/40	11/20 at 100.00	Aa3	4,671,520

2,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	Aa3	2,300,260

	California State, General Obligation Bonds, Various Purpose Series 2013:
5,860	5.000%, 2/01/38	No Opt. Call	Aa3	6,568,064
1,430	5.000%, 2/01/43	No Opt. Call	Aa3	1,591,476

	California State, General Obligation Bonds, Various Purpose Series 2014:
15,000	5.000%, 10/01/37	10/24 at 100.00	Aa3	17,047,350
2,470	5.000%, 5/01/44	5/24 at 100.00	Aa3	2,769,858
3,000	4.000%, 11/01/44	11/24 at 100.00	Aa3	3,047,070

	California State, General Obligation Bonds, Various Purpose Series 2015:
5,545	5.000%, 3/01/33	3/25 at 100.00	Aa3	6,405,639
10,000	5.000%, 3/01/45	3/25 at 100.00	Aa3	11,274,200

68	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$855	Central Unified School District, Fresno County, California, General Obligation Bonds, Election 2008 Series 2009A, 5.625%, 8/01/33 – AGC Insured	8/19 at 100.00	AA	$976,940

5,000	Chabot-Las Positas Community College District, California, General Obligation Bonds, Series 2006C, 0.000%, 8/01/41 – AMBAC Insured	8/16 at 28.46	Aa3	1,375,550

1,000	College of the Sequoias Visalia Area Improvement District 2, Tulare County, California, General Obligation Bonds, Sequoias Community College District, Election 2008 Series 2009A, 5.250%, 8/01/29 – AGC Insured	8/19 at 100.00	AA	1,135,190

500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured	8/27 at 100.00	AA	588,030

500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2009B, 5.375%, 2/01/34 – AGC Insured	8/18 at 100.00	AA	560,030

1,705	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Series 2010D, 0.000%, 8/01/30	8/20 at 52.75	AA+	750,831

18,500	Desert Community College District, Riverside County, California, General Obligation Bonds, Election 2004 Series 2007C, 0.000%, 8/01/46 – AGM Insured	No Opt. Call	AA	3,649,125

365	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008, 5.250%, 8/01/23	8/18 at 100.00	Aa2	410,103

	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Refunding Series 2012:
11,200	0.000%, 8/01/40	No Opt. Call	Aa3	2,987,824
19,700	0.000%, 8/01/41	8/22 at 34.18	Aa3	4,933,668

	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds, School District Program, Series 1999A:
320	5.800%, 8/01/22 – NPFG Insured	No Opt. Call	AA–	385,699
345	5.800%, 8/01/23 – NPFG Insured	No Opt. Call	AA–	421,135

950	Grossmont Union High School District, San Diego County, California, General Obligation Bonds, Series 2009A, 5.500%, 8/01/31	8/19 at 100.00	Aa3	1,094,333

460	Jefferson Union High School District, San Mateo County, California, General Obligation Bonds, Series 2000A, 6.250%, 8/01/20 – NPFG Insured	No Opt. Call	AA–	560,924

500	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2009A, 5.500%, 8/01/29	8/19 at 100.00	Aa2	578,425

	Los Angeles Community College District, California, General Obligation Bonds, Series 2015A:
3,235	5.000%, 8/01/28	No Opt. Call	AA+	3,841,627
10,480	5.000%, 8/01/30	8/24 at 100.00	AA+	12,286,962
6,000	5.000%, 8/01/31	8/24 at 100.00	AA+	7,008,180

150	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009D, 5.000%, 1/01/34	7/19 at 100.00	Aa2	169,060

100	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Refunding Series 2005, 5.250%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	122,523

2,000	Menlo Park City School District, San Mateo County, California, General Obligation Bonds, Series 2010, 0.000%, 7/01/44	7/32 at 100.00	AAA	1,409,880

10,000	Newport-Mesa Unified School District, Orange County, California, General Obligation Bonds, Election of 2005, Series 2011, 0.000%, 8/01/41	8/21 at 24.49	Aa1	2,104,400

10,000	Palomar Community College District, San Diego County, California, General Obligation Bonds, Series 2010B, 0.000%, 8/01/45	No Opt. Call	Aa2	6,000,200

Nuveen Investments	69

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$4,000	Pittsburg Unified School District Financing Authority, Contra Costa County, California, General Obligation Bonds, Pittsburg Unified School District Bond Program, Series 2011, 0.000%, 9/01/38 – AGM Insured	9/21 at 27.77	AA	$911,800

1,155	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2009B, 5.500%, 8/01/34 – AGM Insured	8/18 at 100.00	AA	1,300,033

855	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2001A, 5.950%, 2/01/17 – NPFG Insured	No Opt. Call	AA–	928,402

3,125	Rosemead School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2013B, 0.000%, 8/01/43 – AGM Insured	8/23 at 100.00	AA	3,023,312

25,000	San Bernardino Community College District, California, General Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44	No Opt. Call	Aa2	6,777,000

2,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2009A, 0.000%, 7/01/33	7/24 at 100.00	AA–	1,814,000

1,535	San Leandro Unified School District, Alameda County, California, General Obligation Bonds, Election 2006 Series 2010C, 0.000%, 8/01/39 – AGC Insured	8/28 at 100.00	AA	1,062,297

1,000	San Lorenzo Unified School District, Alameda County, California, General Obligation Bonds, Election of 2008 Series 2011B, 6.000%, 8/01/41	No Opt. Call	A+	1,204,020

1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28	8/18 at 100.00	Aa3	1,122,240

1,000	Santa Barbara Community College District, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/27	8/18 at 100.00	AA+	1,129,240

15,040	Santa Barbara Secondary High School District, Santa Barbara County, California, General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 8/01/40	No Opt. Call	AA–	4,933,872

8,500	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation Bonds, Series 2010B, 5.500%, 8/01/35 Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B-1:	8/18 at 100.00	Aa3	9,474,780
500	6.375%, 8/01/25	8/19 at 100.00	Baa3	573,600
1,005	6.500%, 8/01/26	8/19 at 100.00	Baa3	1,153,157

1,555	Victor Valley Community College District, San Bernardino County, California, General Obligation Bonds, Election of 2008 Series 2009A, 5.000%, 8/01/31	8/19 at 100.00	Aa2	1,739,423

2,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	1,881,680

645	Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2012 Election Series 2013A, 5.500%, 8/01/40	8/24 at 100.00	Aa3	759,275

1,100	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24	No Opt. Call	Aa3	1,427,129

770	West Covina Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2002A Refunding, 5.350%, 2/01/20 – NPFG Insured	No Opt. Call	AA–	895,533

1,000	Whittier Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/34	8/19 at 38.81	AA–	350,770

3,500	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42	No Opt. Call	Aa2	1,953,420
303,435	Total Tax Obligation/General			234,583,574

70	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited – 32.3%

$1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17B, Series 2011A, 6.125%, 9/01/31	9/21 at 100.00	N/R	$1,105,630

1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	10/15 at 100.00	N/R	1,539,911

2,250	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured	8/15 at 100.00	AA	2,258,977

	Brea Public Finance Authority, California, Revenue Bonds, Series 2008A:
2,105	7.000%, 9/01/23	9/16 at 102.00	BBB+	2,308,806
2,000	7.125%, 9/01/26	9/16 at 102.00	BBB+	2,191,800

2,665	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2011A, 0.000%, 8/01/34	8/21 at 36.61	AA–	774,636

2,725	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	A+	1,080,708

1,960	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	8/15 at 100.00	AA+	1,967,801

5,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2014A., 5.000%, 9/01/39	9/24 at 100.00	A1	5,622,000

1,000	California State Public Works Board, Lease Revenue Bonds, Department of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23	4/19 at 100.00	A1	1,161,910

	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B:
5,120	5.000%, 10/01/32	10/24 at 100.00	A1	5,863,168
2,600	5.000%, 10/01/33	10/24 at 100.00	A1	2,968,342
3,820	5.000%, 10/01/34	10/24 at 100.00	A1	4,348,000
2,000	5.000%, 10/01/39	10/24 at 100.00	A1	2,250,720

1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2013A, 5.000%, 3/01/30	No Opt. Call	A1	1,130,780

2,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A1	2,937,175

2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 6.375%, 11/01/34	11/19 at 100.00	A1	2,410,080

3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 6.000%, 3/01/35	3/20 at 100.00	A1	3,552,210

785	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	852,659

	Chula Vista Municipal Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2013:
1,975	5.500%, 9/01/27	9/23 at 100.00	BBB+	2,301,645
2,230	5.500%, 9/01/29	9/23 at 100.00	BBB+	2,569,696
1,570	5.500%, 9/01/30	9/23 at 100.00	BBB+	1,800,633

660	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	688,406

1,425	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.000%, 8/01/25	8/20 at 100.00	N/R	1,480,447

1,060	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	1,324,226

Nuveen Investments	71

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,500	Glendale Redevelopment Agency, California, Tax Allocation Bonds, Central Glendale Redevelopment Project, Series 2010, 5.500%, 12/01/24	12/16 at 100.00	A	$1,569,495

1,650	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 4.550%, 6/01/22 – AGM Insured	6/18 at 100.00	AA	1,795,579

35,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2015A, 5.000%, 6/01/40	6/25 at 100.00	A1	38,468,500

3,965	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	N/R	4,038,352

2,075	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	BBB–	2,077,926

1,660	Highland, California, Special Tax Bonds, Community Facilities District 01-1, Refunding, Series 2011, 5.500%, 9/01/28	9/21 at 100.00	BBB+	1,786,658

1,000	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 5.375%, 9/01/33	9/23 at 100.00	N/R	1,126,500

430	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	445,097

170	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	N/R	172,905

740	Irvine Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 06-1, Series 2010, 6.700%, 9/01/35	9/20 at 100.00	N/R	862,122

	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014:
500	5.000%, 9/01/39	9/24 at 100.00	N/R	537,260
750	5.000%, 9/01/44	9/24 at 100.00	N/R	802,703

790	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/40	No Opt. Call	N/R	845,095

	Lammersville Joint Unified School District, California, Community Facilities District 2007-1, Mountain House – Shea Homes, Improvement Area 1 Special Tax Bonds, Series 2013:
1,000	6.000%, 9/01/38	9/23 at 100.00	N/R	1,164,330
1,750	6.000%, 9/01/43	9/23 at 100.00	N/R	2,031,715

215	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39	No Opt. Call	BBB	248,521

1,870	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Area Sheriff’s Facilities Projects, Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	8/15 at 100.00	A	1,876,975

	Lancaster Redevelopment Agency, California, Tax Allocation Refunding Bonds, Combined Fire Protection Facilities Project, Series 2004:
800	5.250%, 12/01/17 – SYNCORA GTY Insured	8/15 at 100.00	A	802,568
1,120	5.000%, 12/01/23 – SYNCORA GTY Insured	8/15 at 100.00	A	1,124,178

4,555	Long Beach Bond Finance Authority, California, Multiple Project Tax Allocation Bonds, Housing and Gas Utility Financing Project Areas, Series 2005A-1, 5.000%, 8/01/35 – AMBAC Insured	8/15 at 100.00	A–	4,561,149

1,200	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/16 – AMBAC Insured	9/15 at 100.00	A1	1,214,340

330	Los Angeles, California, Certificates of Participation, Department of Public Social Services, Sonnenblick Del Rio West LA, Senior Lien Series 2000, 6.000%, 11/01/19 – AMBAC Insured	8/15 at 100.00	A2	331,594

72	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$795	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A, 5.700%, 9/02/18	9/15 at 103.00	N/R	$824,296

1,505	Modesto, California, Special Tax Bonds, Community Facilities District 2004-1 Village One 2, Refunding Series 2014, 5.000%, 9/01/28	9/24 at 100.00	BBB–	1,664,109

	Murrieta Valley Unified School District, California, Special Tax Bonds, Community Facilities District 2006-1 Improvement Area B, Series 2013A:
1,450	5.750%, 9/01/38	9/15 at 103.00	N/R	1,499,909
1,500	5.875%, 9/01/43	9/15 at 103.00	N/R	1,552,035

340	Murrieta, California, Special Tax Bonds, Community Facilities District 2000-2, The Oaks Improvement Area A, Series 2004A, 5.750%, 9/01/20	8/15 at 100.00	N/R	341,091

205	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	9/15 at 100.00	N/R	205,824

	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011:
625	6.500%, 8/01/24	8/21 at 100.00	A–	782,988
5,455	7.000%, 8/01/32	8/21 at 100.00	A–	6,843,297

1,000	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Refunding Series 2010, 6.000%, 3/01/36	3/20 at 100.00	A+	1,175,110

4,055	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	4,891,344

2,500	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	8/15 at 102.00	BB	2,479,275

	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
2,700	5.250%, 9/01/30	9/23 at 100.00	N/R	2,913,462
2,425	5.750%, 9/01/39	9/23 at 100.00	N/R	2,649,967

440	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	477,457

3,355	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	3,681,441

750	Poway Redevelopment Agency, California, Tax Allocation Bonds, Paugay Redevelopment Project, Series 2003A, 5.250%, 6/15/20 – NPFG Insured	7/15 at 100.00	AA–	752,955

	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014:
1,600	5.000%, 9/01/30	9/24 at 100.00	AA	1,837,344
2,800	5.000%, 9/01/31	9/24 at 100.00	AA	3,200,848
2,400	5.000%, 9/01/32	9/24 at 100.00	AA	2,733,288

1,390	Rancho Cucamonga, California, Limited Obligation Improvement Bonds, Masi Plaza Assessment District 93-1, Series 1997, 6.250%, 9/02/22	9/15 at 100.00	N/R	1,401,092

1,045	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	1,184,163

1,250	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1, Series 2013, 5.500%, 9/01/39	9/23 at 100.00	N/R	1,378,175

260	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects, Series 2005A, 5.000%, 10/01/24 – SYNCORA GTY Insured	10/15 at 100.00	BBB+	261,100

Nuveen Investments	73

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area Tax Allocation Bonds, Series 2010E:
$2,950	6.250%, 10/01/30	10/20 at 100.00	BBB+	$3,487,814
480	6.500%, 10/01/40	10/20 at 100.00	BBB+	561,576

100	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A–	123,392

6,470	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Series 2013A, 5.250%, 6/01/39	6/23 at 100.00	AA+	7,434,677

1,700	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A+	1,874,454

500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20	No Opt. Call	A+	551,310

850	San Bernardino County Redevelopment Agency, California, Tax Allocation Refunding Bonds, San Sevaine Project, Series 2005A, 5.000%, 9/01/16 – RAAI Insured	9/15 at 100.00	AA	859,240

450	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	No Opt. Call	N/R	483,318

1,955	San Francisco City and County Redevelopment Agency, California, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/25 – AGM Insured	6/21 at 100.00	AA	2,213,275

5,255	San Francisco City and County, California, Certificates of Participation, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	AA	6,054,548

525	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.375%, 8/01/32	8/19 at 100.00	A–	602,842

1,185	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	1,433,980

	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
80	7.000%, 8/01/33	2/21 at 100.00	BBB+	96,314
105	7.000%, 8/01/41	2/21 at 100.00	BBB+	126,412

3,500	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35	8/20 at 100.00	A	3,858,750

2,990	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2003, 5.000%, 8/01/19 – FGIC Insured	8/15 at 100.00	AA–	3,001,601

350	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A, 5.000%, 8/01/20 – NPFG Insured	8/15 at 100.00	AA–	352,762

590	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA–	635,701

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D:
1,900	5.000%, 8/01/18 – AMBAC Insured	8/17 at 100.00	BBB+	2,061,253
645	5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB+	698,870
540	5.000%, 8/01/21 – AMBAC Insured	8/17 at 100.00	BBB+	583,281

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2008B:
1,085	6.375%, 8/01/21	8/18 at 100.00	BBB+	1,216,502
480	6.500%, 8/01/23	8/18 at 100.00	BBB+	533,630

74	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$5,475	San Marcos Redevelopment Agency, California, Tax Allocation Bonds, Affordable Housing Project, Series 1997A, 6.000%, 10/01/27 (Alternative Minimum Tax)	10/15 at 100.00	AA–	$5,499,528

2,140	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2011A, 6.750%, 9/01/28	3/21 at 100.00	A+	2,595,050

3,500	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project, Series 1999A, 5.500%, 6/01/23 – AMBAC Insured	12/15 at 100.00	A–	3,590,860

	Santa Cruz County Redevelopment Agency, California, Tax Allocation Bonds, Live Oak-Soquel Community Improvement Project Area, Series 2009A:
1,860	6.625%, 9/01/29	9/19 at 100.00	A+	2,162,362
2,805	7.000%, 9/01/36	9/19 at 100.00	A+	3,280,924

3,500	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 6.500%, 8/01/26	2/21 at 100.00	A	4,256,385

1,665	Shafter Community Development Agency, Kern County, California, Tax Allocation Bonds, Shafter Community Development Project Area 2, Refunding Series 2006A, 5.450%, 11/01/36	11/16 at 100.00	N/R	1,689,659

1,485	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community Correctional Facility Acquisition Project, Series 1997A, 6.050%, 1/01/17	7/15 at 100.00	A	1,490,450

180	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	203,582

205	Soledad Redevelopment Agency, California, Tax Allocation Bonds, Soledad Redevelopment Project, Series 2007A, 4.500%, 12/01/16 – SYNCORA GTY Insured	No Opt. Call	N/R	206,872

	South Tahoe Redevelopment Agency, California, Community Facilities District 2001-1 , Heavenly Village, Special Tax Refunding Bonds, Series 2007:
120	4.400%, 10/01/15	No Opt. Call	N/R	121,346
125	4.500%, 10/01/16	10/15 at 102.00	N/R	128,784

1,015	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31	8/21 at 100.00	A	1,269,440

300	Travis Unified School District, Solano County, California, Certificates of Participation, Series 2006, 4.500%, 9/01/16 – FGIC Insured	No Opt. Call	A3	314,049

1,225	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.000%, 9/01/25	3/21 at 100.00	A–	1,525,346

2,000	Tustin, California, Community Facilities District 2007-1, Legacy-Retail Center Special Tax Bonds, 6.000%, 9/01/37	9/17 at 100.00	N/R	2,087,060

1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project, Series 2011A, 6.500%, 12/01/28	6/21 at 100.00	A	1,267,721

240	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.375%, 12/01/23	12/21 at 100.00	A	296,830

25	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured	9/15 at 100.00	AA–	25,030

	Vista, California, Community Development Commission Taxable Non-Housing Tax Allocation Revenue Bonds, Vista Redevelopment Project, Series 2011:
7,600	6.000%, 9/01/33	9/21 at 100.00	AA–	8,934,332
7,920	6.125%, 9/01/37	9/21 at 100.00	AA–	9,403,099

	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Police Facility Subordinate Series 2009:
10,710	6.250%, 11/01/39	11/19 at 100.00	AA	12,637,800
2,395	5.750%, 11/01/45	11/19 at 100.00	AA	2,767,949

Nuveen Investments	75

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

$1,540	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/45	11/21 at 100.00	A	$1,764,886

320	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	A–	388,173

1,685	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project, Series 2007, 5.250%, 9/01/39 – RAAI Insured	9/17 at 100.00	AA	1,736,258

1,965	Yuba City Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 6.000%, 9/01/31	8/15 at 100.00	N/R	1,968,969
254,750	Total Tax Obligation/Limited			279,562,744

	Transportation – 4.3%

3,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Junior Lien Series 2013C, 6.500%, 1/15/43	1/24 at 100.00	BB+	4,500,052

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 2013A:
8,335	5.750%, 1/15/46	1/24 at 100.00	BBB–	9,666,933
8,340	6.000%, 1/15/53	1/24 at 100.00	BBB–	9,758,801

	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
285	5.450%, 7/01/20 (Alternative Minimum Tax)	7/16 at 100.00	N/R	287,773
190	5.550%, 7/01/28 (Alternative Minimum Tax)	7/16 at 100.00	N/R	190,722

	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A:
3,500	5.750%, 6/01/44	6/23 at 100.00	BBB–	3,975,055
8,250	5.750%, 6/01/48	6/23 at 100.00	BBB–	9,338,093
32,680	Total Transportation			37,717,429

	U.S. Guaranteed – 6.4% (4)

3,000	Brentwood Infrastructure Financing Authority, California, Water Revenue Bonds, Series 2008, 5.750%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	AA (4)	3,435,810

500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002B, 5.000%, 7/01/27 (Alternative Minimum Tax) (Pre-refunded 7/01/15)	7/15 at 101.00	A– (4)	507,055

1,250	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Series 2009E, 5.000%, 4/01/34 (Pre-refunded 4/01/19)	4/19 at 100.00	Aaa	1,428,687

6,500	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)	7/17 at 100.00	AA+ (4)	6,983,470

	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007A:
500	5.000%, 10/01/20 (Pre-refunded 10/01/17)	10/17 at 100.00	A+ (4)	547,450
400	5.000%, 10/01/27 (Pre-refunded 10/01/17)	10/17 at 100.00	A+ (4)	437,960

4,000	Central Unified School District, Fresno County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/31 – AGM Insured (Pre-refunded 8/01/16)	8/16 at 100.00	AA (4)	4,214,520

600	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series 2008B, 5.000%, 8/01/30 – AGC Insured (Pre-refunded 8/01/16)	8/16 at 102.00	AA (4)	644,790

76	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	U.S. Guaranteed (4) (continued)

	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 25 Eastvale Area, Series 2008A:
$1,000	8.375%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	$1,230,100
3,205	8.875%, 9/01/38 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	3,993,526

285	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (4)	350,661

3,065	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)	12/17 at 100.00	BBB (4)	3,621,022

945	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+ (4)	1,056,538

	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B:
4,535	0.000%, 9/01/23 (Pre-refunded 9/01/16)	9/16 at 64.56	A (4)	2,906,164
27,110	0.000%, 9/01/33 (Pre-refunded 9/01/16)	9/16 at 32.62	A (4)	8,777,134
12,000	0.000%, 9/01/38 (Pre-refunded 9/01/16)	9/16 at 23.21	A (4)	2,764,920

1,210	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured (Pre-refunded 9/01/15)	9/15 at 100.00	N/R (4)	1,224,944

	Rowland Water District, California, Certificates of Participation, Recycled Water Project, Series 2008:
565	5.750%, 12/01/24 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	656,016
480	5.750%, 12/01/25 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	557,323
500	6.250%, 12/01/39 (Pre-refunded 12/01/18)	12/18 at 100.00	AA– (4)	589,125

1,265	San Bernardino Community College District, California, General Obligation Bonds, Series 2008A, 6.500%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	1,482,403

1,505	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured (Pre-refunded 12/15/17)	12/17 at 100.00	N/R (4)	1,662,197

4,500	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured (Pre-refunded 8/01/17)	8/17 at 100.00	A+ (4)	4,982,760

925	University of California, General Revenue Bonds, Refunding Series 2009O, 5.250%, 5/15/39 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	1,071,733
79,845	Total U.S. Guaranteed			55,126,308

	Utilities – 0.5%

2,160	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18	6/15 at 100.00	N/R	2,112,890

1,985	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014D, 5.000%, 7/01/44	7/24 at 100.00	AA–	2,236,440
4,145	Total Utilities			4,349,330

	Water and Sewer – 6.1%

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
5,000	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	5,312,150
5,010	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	5,256,492

2,000	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Series 2012, 5.000%, 11/21/45	No Opt. Call	Baa3	2,070,280

Nuveen Investments	77

Nuveen California Municipal Bond Fund (continued)

Portfolio of Investments	May 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer (continued)

$355	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	8/15 at 100.00	AA	$356,427

1,060	Compton, California, Sewer Revenue Bonds, Series 1998 Refunding, 5.375%, 9/01/23 – NPFG Insured	8/15 at 100.00	AA–	1,061,007

1,250	Cucamonga Valley Water District, California, Certificates of Participation, Series 2006, 5.000%, 9/01/36 – NPFG Insured	9/16 at 100.00	AA	1,307,800

	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Refunding Series 2015A:
4,305	5.000%, 6/01/31	6/25 at 100.00	AAA	5,114,082
5,695	5.000%, 6/01/37	6/25 at 100.00	AAA	6,625,051

2,625	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA	2,968,481

	Los Angeles, California, Wastewater System Revenue Bonds, Green Series 2015A:
5,000	5.000%, 6/01/31 (WI/DD, Settling 6/04/15)	6/25 at 100.00	AA+	5,882,500
5,000	5.000%, 6/01/32 (WI/DD, Settling 6/04/15)	6/25 at 100.00	AA+	5,835,300

3,745	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Series 2009A, 5.750%, 6/01/26	6/19 at 100.00	AA+	4,327,647

2,600	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding Series 2013A, 5.000%, 6/01/35	6/23 at 100.00	AA	2,949,830

1,000	Norco Financing Authority, California, Enterprise Revenue Refunding Bonds, Series 2009, 5.625%, 10/01/34 – AGM Insured	10/19 at 100.00	AA	1,135,080

805	Oakdale Irrigation District, California, Certificates of Participation, Water Facilities Project, Series 2009, 5.500%, 8/01/34	8/19 at 100.00	AA	913,739

1,770	Pomona Public Financing Authority, California, Revenue Bonds, Water Facilities Project, Series 2007AY, 5.000%, 5/01/27 – AMBAC Insured	5/17 at 100.00	A+	1,897,369
47,220	Total Water and Sewer			53,013,235
$905,760	Total Long-Term Investments (cost $796,901,918)			857,114,921

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 0.8%

	MUNICIPAL BONDS – 0.8%

	Health Care – 0.8%

$5,440	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014A, 6.000%, 7/10/15 (5)	No Opt. Call	N/R	$5,453,437

530	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014B, 6.000%, 7/10/15 (5)	No Opt. Call	N/R	531,309

805	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2014C, 6.000%, 7/10/15 (5)	No Opt. Call	N/R	806,988
$6,775	Total Short-Term Investments (cost $6,775,000)			6,791,734
	Total Investments (cost $803,676,918) – 99.7%			863,906,655
	Other Assets Less Liabilities – 0.3%			2,566,586
	Net Assets – 100%			$866,473,241

78	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$857,114,921	$—	$857,114,921
Short-Term Investments:
Municipal Bonds	—	—	6,791,734	6,791,734
Total	$—	$857,114,921	$6,791,734	$863,906,655

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2015, the cost of investments was $803,217,769.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2015, were as follows:

Gross unrealized:
Appreciation	$62,800,049
Depreciation	(2,111,163)
Net unrealized appreciation (depreciation) of investments	$60,688,886

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(ETM)	Escrowed to maturity.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	79

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 30, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2015